AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2009
REGISTRATION NO. 33-_____

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐      Pre-Effective Amendment No.
☐     Post-Effective Amendment No.
LAUDUS TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Name and Address of Agent for Service:

Copies of communications to:
KOJI FELTON, ESQ.	TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc.	Morgan Lewis & Bockius LLP
211 Main Street	1701 Market Street
San Francisco, CA 94105	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering:
     As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on September 11, 2009 pursuant to Rule 488.
     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

LAUDUS TRUST
211 Main Street
San Francisco, CA 94105
September [__], 2009
     Dear Shareholder:
     Enclosed is some important information concerning your investment in the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund” or “Acquired Fund”). We wish to inform you that the Board of Trustees of the Laudus Trust (the “Trust”), after careful consideration, has approved the reorganization of the Small Cap Fund into the Laudus Rosenberg U.S. Discovery Fund, another fund of the Trust that has similar investment goals and strategies (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”).
     A Meeting of Shareholders of the Small Cap Fund has been scheduled for 8:30 a.m. Pacific Time on November 5, 2009 to vote on the reorganization. If you are a shareholder of record as of the close of business on September 11, 2009, you are entitled to vote at the Meeting and at any adjournment or postponement of the Meeting.
     The attached combined prospectus/proxy statement is designed to give you information relating to the proposal upon which you will be asked to vote. The Board of Trustees of the Trust is recommending that you approve the reorganization. We believe that this combination will benefit shareholders as follows:
•	The reorganization will combine two smaller funds into a larger surviving fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The reorganization is intended to be tax-free to the Acquired Fund and the Surviving Fund and to shareholders and will be accomplished in such a manner as to not dilute your investment.

•	The Funds pursue similar investment objectives and possess similar investment strategies and are managed by the same investment adviser and subadviser, providing for continuity of investment management.
     Assuming approval of the reorganization, following the close of business on November 19, 2009, the Acquired Fund will be reorganized into the Surviving Fund such that each shareholder of the Acquired Fund will receive an amount of shares of the Surviving Fund equal in value to the shares of the Acquired Fund owned by such holder at the time of the closing of the reorganization. We encourage you to support the Trustees’ recommendation to approve the proposal. Before you vote, however, please read the full text of the combined prospectus/proxy statement.
     While you are, of course, welcome to join us at the Meeting, most shareholders are likely to cast their votes by filling out and signing the enclosed Proxy Card. Please mark, sign, and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You may also vote by touch-tone telephone or through the Internet as described on the enclosed Proxy Card.
     Your vote is important to us. Please do not hesitate to call 1-800-447-3332 if you have any questions. Thank you for taking the time to consider this important proposal and for your investment in the Laudus Rosenberg U.S. Small Capitalization Fund.
Sincerely,

Jeffrey Mortimer
President of the Laudus Funds

This Section summarizes the primary features and consequences of the reorganization of the Laudus Rosenberg U.S. Small Capitalization Fund into the Laudus Rosenberg U.S. Discovery Fund (the “Reorganization”). It may not contain all of the information that is important to you. To understand the Reorganization, you should read the accompanying Prospectus/Proxy Statement and Appendix A to the Prospectus/Proxy Statement.
This summary is qualified in its entirety by reference to the additional information contained elsewhere in the accompanying Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to the accompanying Prospectus/Proxy Statement as Appendix A.
Summary Questions and Answers
Q.	Why am I receiving the Prospectus/Proxy Statement?

A.	As more fully explained in the Prospectus/Proxy Statement, the Board of Trustees (the “Trustees”) of the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund” or “Acquired Fund”) is seeking approval of the reorganization of the Small Cap Fund into the Laudus Rosenberg U.S. Discovery Fund (the “Discovery Fund” or “Surviving Fund”).

Q.	Who is eligible to vote?

A.	Shareholders of record of the Small Cap Fund as of September 11, 2009, the record date, are entitled to notice of and to vote at the shareholder meeting or at any adjournment thereof. Shareholders of record will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold as of the record date.

Q.	How will the Reorganization affect my account?

Prior to the Reorganization, the Discovery Fund’s multiple share classes will be combined into a single share class. If the Reorganization is approved by shareholders of the Small Cap Fund, all of the existing share classes of the Small Cap Fund (Investor Shares, Select Shares and Adviser Shares) will be reorganized into the sole remaining share class of the Discovery Fund. Your Small Cap Fund shares are expected to be exchanged for an equivalent dollar amount of Discovery Fund shares. Your account registration and account options will remain the same unless you change them. The exchange is intended to be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

Q.	How does the Board of Trustees recommend that I vote on the proposal?

A.	The Board recommends that shareholders vote “FOR” the proposed Reorganization. The factors considered by the Board in approving the Reorganization and recommending that you approve the proposal are discussed in more detail in the Prospectus/Proxy Statement.

Q.	How do I vote my shares?

A.	You can vote in any one of four ways:

•	Through the Internet by following the instructions on the enclosed proxy card(s) or the Notice of the shareholder meeting;

•	By telephone by calling the number on the enclosed proxy card(s) or the Notice of the shareholder meeting;

•	By mail, by signing and returning the enclosed proxy card(s) in the prepaid envelope provided if you have received the Prospectus/Proxy Statement by mail; or

•	In person at the shareholder meeting.
We encourage you to vote over the Internet or by telephone, following the instructions that appear on your proxy card(s). These voting methods will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Proxy cards that are properly signed, dated and received at or prior to the shareholder meeting will be voted as specified. If you specify a vote for the proposal, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote for the proposal, your shares will be voted by the proxies “FOR” the Reorganization.

Q.	Will there be any federal income tax consequences as a result of the Reorganization?

A.	The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss as a result of the Reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, the Small Cap Fund and the Discovery Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Such opinion will be subject to receipt of and based on certain representations from the Funds. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts. You should separately consider any state, local and other tax consequences in consultation with your tax advisor.

Q.	What happens if the Reorganization is not approved by shareholders?

A.	If the Reorganization is not approved by shareholders, then the Small Cap Fund will remain in existence, and the Trustees will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Small Cap Fund.

iii

LAUDUS TRUST
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
211 Main Street
San Francisco, CA 94105

NOTICE OF A MEETING OF SHAREHOLDERS

September [___], 2009
     To the Shareholders:
     This is to notify you that a Meeting of Shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund (the “Fund”) will be held on November 5, 2009, at 8:30 a.m. Pacific Time. The Meeting will be held at the offices of Charles Schwab & Co., Inc., [___], San Francisco, California, 94105, for the following purposes:
1.	To approve an Agreement and Plan of Reorganization by and between the Laudus Trust (the “Trust”), on behalf of the Fund, and the Trust, on behalf of the Laudus Rosenberg U.S. Discovery Fund, another series of the Trust, which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Fund to the Laudus Rosenberg U.S. Discovery Fund in exchange for shares of the Laudus Rosenberg U.S. Discovery Fund; and (2) the distribution of the shares of the Laudus Rosenberg U.S. Discovery Fund to the shareholders of the Fund in liquidation of the Fund, as described in the attached Prospectus/Proxy Statement.

2.	To transact such other business as may properly come before the Meeting.
     Only shareholders of record at the close of business on September 11, 2009, the record date for the Meeting, are entitled to notice of, and to vote at, the Meeting and any adjournment thereof. All record date shareholders are invited to attend the Meeting in-person. However, if you are unable to be present at the Meeting, you are requested to mark, sign, and date the enclosed proxy card(s) and return it promptly in the enclosed envelope so that the Meeting may be held and a maximum number of shares may be voted. You may also vote by telephone or through the Internet. Shareholders are encouraged to vote their shares by telephone or through the Internet to reduce the time and costs associated with this proxy solicitation. Please see your proxy card(s) for more information and instructions on how to vote.
By Order of the Board of Trustees

Jeffrey Mortimer
President of the Laudus Funds
YOUR VOTE IS IMPORTANT
WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD IN
THE POSTAGE-PAID ENVELOPE PROVIDED OR VOTE BY TOUCH-TONE TELEPHONE
OR INTERNET SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

LAUDUS TRUST
211 Main Street
San Francisco, CA 94105
PROSPECTUS/PROXY STATEMENT
September [___], 2009

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Laudus Rosenberg U.S. Small Capitalization Fund	Laudus Rosenberg U.S. Discovery Fund
A series of Laudus Trust	A series of Laudus Trust
211 Main Street	211 Main Street
San Francisco, CA 94105	San Francisco, CA 94105
(800) 648-5300	(800) 648-5300
     This Prospectus/Proxy Statement is being furnished to shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund” or the “Acquired Fund”), a series of Laudus Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of the Acquired Fund will receive shares of the Laudus Rosenberg U.S. Discovery Fund (the “Discovery Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of the Trust, equal in aggregate value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be completed after market close on or about November 19, 2009, such that shareholders of the Acquired Fund will become shareholders of the Surviving Fund on or about November 20, 2009.
     The Board believes that the Reorganization is in the best interest of the Acquired Fund and its shareholders and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders.
     The Acquired Fund and the Surviving Fund are each a series of the Trust, which is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 13 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (the “Adviser” or “CSIM”) and AXA Rosenberg Investment Management LLC (the “Subadviser” or “AXA Rosenberg”) serve as the investment adviser and subadviser, respectively, to the Acquired Fund and the Surviving Fund. The investment objective of the Acquired Fund is to seek a return (capital appreciation and current income) greater than that of the Russell 2000® Index. The investment objective of the Surviving Fund is to seek a return (capital appreciation and current income) greater than that of the Russell 2500 TM Index.
     This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and the Surviving Fund and the Reorganization. This Prospectus/Proxy Statement and the enclosures are being mailed to shareholders on or about September [___], 2009.
     A Statement of Additional Information dated September [___], 2009, relating to this

Prospectus/Proxy Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement, which means it is considered legally a part of this Prospectus/Proxy Statement. In addition, the prospectus for the Acquired Fund and the Surviving Fund, dated July 29, 2009, as supplemented August 12, 2009, has been filed with the SEC, accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, which means it is considered legally a part of this Prospectus/Proxy Statement.
     Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information for the Funds dated July 29, 2009, and in each Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2009. The Statement of Additional Information and the Annual Reports have been filed with the SEC.
     For a free copy of any of the documents described above, you may call 1-800-447-3332, or you may write to the Funds at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain these documents by accessing the Internet site for the Trust at www.laudus.com. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.
     AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS
     The following Synopsis provides a brief overview of the key points the Acquired Fund believes are typically of concern to shareholders considering a proposed transaction such as the Reorganization. For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Proxy Statement that follows this Synopsis.
A. The Proposed Reorganization.
     The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. Currently, the Surviving Fund offers two separate share classes: Investor Shares and Select Shares. The Acquired Fund offers three separate share classes: Investor Shares, Select Shares and Adviser Shares. Prior to the Reorganization, the two separate share classes of the Surviving Fund will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Investor Shares, Select Shares and Adviser Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     This transfer of assets and liabilities is expected to take place after market close on or about November 19, 2009. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund at the Effective Time (as defined below) in exchange for their Select Shares, Investor Shares and Adviser Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.
     The Reorganization is intended to be tax-free for federal income tax purposes. This means that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund for federal income tax purposes.
     The Reorganization will not occur unless approved by a majority of shareholders of the Acquired Fund. In addition, the implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the “Plan”). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information About the Reorganization” below.
     The Acquired Fund will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Proxy Statement and all mailing and other expenses associated with the proxy solicitation process and the Reorganization, which are expected to be approximately $82,500. The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore, will not be subject to any expense limitation or reimbursement agreement in effect for the Acquired Fund. If the Reorganization is not completed, CSIM will pay all such costs and expenses.

THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
“FOR” THE PROPOSED REORGANIZATION
B. Comparison of the Investment Objectives and Strategies of the Acquired Fund and Surviving Fund.
     The Acquired Fund and Surviving Fund have similar investment objectives. The investment objective of the Acquired Fund is to seek a return (capital appreciation and current income) greater than that of the Russell 2000® Index, and the investment objective of the Surviving Fund is to seek a return (capital appreciation and current income) greater than that of the Russell 2500 TM Index.
     The Acquired Fund and the Surviving Fund pursue similar investment strategies. The primary difference between the two Funds’ investment strategies is that the Acquired Fund invests primarily in the common stocks of small capitalization companies that are traded principally in the markets of the United States. In contrast, the Surviving Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States. A more complete description of the Funds’ investment strategies and policies is set forth below.
     The Acquired Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States (“U.S. Small Capitalization Companies”). In selecting securities for the Acquired Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2000® Index, a widely used index of approximately two thousand small capitalization U.S. companies. The definition of U.S. Small Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2000® Index. Under normal circumstances, the Acquired Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small Capitalization Companies. The Acquired Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to the Acquired Fund’s Russell 2000® Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.
     The Surviving Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States (“U.S. Small/Mid Capitalization Companies”). In selecting securities for the Surviving Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2500TM Index, a widely used index of small and mid capitalization U.S. companies. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2500 TM Index. Under normal circumstances, the Surviving Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small/Mid Capitalization Companies. The Surviving Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models (described below) while seeking to construct a portfolio that is similar to the Surviving Fund’s Russell 2500 TM Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures.
     In managing the Acquired Fund and the Surviving Fund, AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA

Rosenberg’s stock selection process is driven by proprietary technology known as ‘‘expert systems,’’ which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.
     For further information about the Funds’ investment objectives and strategies, see “Comparison of the Funds––Investment Objectives and Strategies.”
C. Comparison of Fundamental Investment Policies.
     The Acquired Fund and the Surviving Fund have adopted certain fundamental investment policies. Fundamental investment policies cannot be changed as to a Fund without the consent of the holders of a majority of the outstanding voting securities of the Fund, as such term is defined in the 1940 Act; other investment policies can be changed without such consent of shareholders of the Fund. There are no material differences between the Funds’ fundamental investment policies; except that it is a fundamental policy of the Acquired Fund that at least 65% of the Acquired Fund’s total assets will be invested in U.S. Small Capitalization Companies. The Surviving Fund does not have such a fundamental investment policy.
D. Fees and Expenses.
     Each Fund currently pays the same management fee to CSIM. The Surviving Fund’s total and net operating expenses are currently lower than the Acquired Fund’s total and net operating expenses and are expected to be lower than the Acquired Fund’s total and net operating expenses on a pro forma combined basis after the Reorganization. As discussed above, prior to the Reorganization, the Surviving Fund’s two existing share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     The following table sets forth: (i) the fees and expenses of the Select Shares, Investor Shares and Adviser Shares of the Acquired Fund as of March 31, 2009; (ii) the fees and expenses of the Surviving Fund as of March 31, 2009, restated to reflect the fees and expenses of the Surviving Fund as if the combination of the Surviving Fund’s two share classes into a single class shares occurred on March 31, 2009; and (iii) the estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of March 31, 2009.
     As reflected in the footnotes to the fee table, certain fees and expenses of the Surviving Fund have been restated to reflect fund fees and expenses as of August 12, 2009. Specifically, the fees of the Surviving Fund have been restated to show that the Adviser has agreed to waive its management fee and bear certain expenses for the Surviving Fund when the operating expenses reach 0.95%. See footnote (d) below the table for a full description of this expense limitation agreement. “Shareholder Fees” are charged to you directly by a Fund. “Annual Fund Operating Expenses” are paid out of Fund assets, so their effect is included in a Fund’s total return or the total return of each share class of a Fund, as applicable.

							PRO FORMA
							COMBINED
							DISCOVERY
							FUND
			SMALL CAP FUND		DISCOVERY		(SURVIVING
	Select Shares		Investor Shares	Adviser Shares	FUND[c]		FUND)[c]

SHAREHOLDER FEES (% of transaction amount)
Redemption Fee (charged only to shares redeemed or exchanged within 30 days of purchase)[a]	2.00		2.00	2.00	2.00		2.00

ANNUAL FUND OPERATING EXPENSES (% of average net assets)
Management Fees	0.90		0.90	0.90	0.90		0.90
Distribution and Shareholder Service (12b-1) Fees	None		0.25	None	None		None
Other Expenses
Service Fee	None		None	0.25	None		None
Remainder of Other Expenses	0.10		0.22	0.10	0.09		0.09
Total Other Expenses	0.10		0.22	0.35	0.09		0.09
Total Annual Fund Operating Expenses	1.00	[b]	1.37 [b]	1.25	0.99	[d]	0.99 [d]
Less Fee Waivers/Expense Reimbursements	—		—	—	0.04	[d]	0.04 [d]
Net Operating Expenses	1.00		1.37	1.25	0.95		0.95

(a)	The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or a Fund. The Fund charges no other redemption fees.

(b)	Fees are not currently being waived. Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) the Adviser has agreed to waive its management fee and bear certain expenses for the Select and Investor classes of the Small Cap Fund when the operating expenses reach 1.14% and 1.44%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Acquired Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Small Cap Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Small Cap Fund’s Net Operating Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

(c)	Currently, the Discovery Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, these two separate share classes will be combined into a single share class of the Surviving Fund and the Discovery Fund will no longer offer separate shares classes. Accordingly, the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Discovery Fund in connection with the Reorganization. The fees and expenses of the Discovery Fund have been restated to reflect the fees and expenses of the Discovery Fund as if the combination of the Discovery Fund’s two share classes into a single class of shares occurred on March 31, 2009.

(d)	Effective August 12, 2009, pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) the Adviser has agreed to waive its management fee and bear certain expenses for the Discovery Fund when the operating expenses reach 0.95% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Discovery Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Discovery Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Discovery Fund’s Net Operating Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

     Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.
     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund’s operating expenses remain the same and you reinvest all dividends and distributions. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of the period. The one-year figures for the Discovery Fund and Pro Forma Combined Discovery Fund are based on “Net Operating Expenses.”

	1	3	5	10
	Year	Years	Years	Years

SMALL CAP FUND
Select Shares	$102	$318	$552	$1,225
Investor Shares	$139	$434	$750	$1,645
Adviser Shares	$127	$397	$686	$1,511
DISCOVERY FUND*	$97	$307	$539	$1,206
PRO FORMA COMBINED DISCOVERY FUND*	$97	$307	$539	$1,206

*	Currently, the Discovery Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, these two separate share classes will be combined into a single share class of the Discovery Fund and the Discovery Fund will no longer offer separate shares classes. Accordingly, the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Discovery Fund in connection with the Reorganization. The fees and expenses of the Discovery Fund have been restated to reflect the fees and expenses of the Discovery Fund as if the combination of the Surviving Fund’s two share classes into a single class of shares occurred on March 31, 2009.
     The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and the Adviser.
E. Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.
     Except as set forth in this section, the procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are generally the same as those procedures for the share classes of the Acquired Fund.
•	The Acquired Fund is currently closed to new investors. Only existing shareholders can purchase additional shares of the Acquired Fund. The Surviving Fund is open to new investors for purchase.

•	On August 12, 2009, the investment minimum of the Select Shares of the Surviving Fund was lowered to $100 to match the existing investment minimum of the Surviving Fund’s Investor Shares. This action was taken in preparation for the Surviving Fund’s share class combination, which will occur prior to the Reorganization. At the time of the Reorganization, shares of the Surviving Fund will have an investment minimum of $100 and no minimum subsequent investment requirement or minimum balance requirement. Investment minimums and minimum balances amounts for each class of the Acquired Fund will not change.

     Shareholders of the Acquired Fund may continue to redeem Fund shares and existing investors of the Acquired Fund may continue to purchase Fund shares at any time prior to the close of business on November 18, 2009. The holding period for purposes of calculating any applicable redemption fee in shares of the Acquired Fund will carry over to the shares of the Surviving Fund received in connection with the Reorganization.
     Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually although, in each case, it may do so more frequently as determined by the Trustees of the Trust.
     The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a Fund in good order on or prior to the close of the Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.
     In valuing their securities, the Funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a Fund may value securities based on fair values developed using methods approved by the Trustees of the Trust. The Funds’ procedures for valuing their assets are the same.
II. PRINCIPAL RISK FACTORS.
     The principal risks of investments in the Acquired Fund and Surviving Fund are similar. As with any stock mutual fund, you may lose money if you invest in a Fund. Among the principal risks that could adversely affect the value of the Acquired Fund’s and the Surviving Fund’s shares and cause you to lose money on your investment are:
Risks Applicable to Acquired Fund and Surviving Fund
Investment Risk An investment in the Funds involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting a Fund’s portfolio. These types of risks may be greater with respect to investments in securities of foreign issuers. Investment in shares of the Funds is, like an investment in common stocks, more volatile and risky than some other forms of investment. This risk is significant for both Funds.
Management Risk Each Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that they will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to a Fund or both Funds.

Risk of Investments in Exchange-Traded Funds (ETFs) The Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Securities Lending Risk Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund also will receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Funds will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund may pay lending fees to a party arranging the loan.
     Each Fund has an additional principal risk to which an investment in the other Fund is not exposed, as shown below.
Risk Applicable to the Acquired Fund
Small Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with relatively small market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. In addition, the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. These companies may also be dependent upon a single proprietary product or market niche, have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments—bonds or large or mid cap stocks, for instance—the Fund’s performance also will lag those investments.
Risk Applicable to the Surviving Fund
Small and Mid-Size Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. In addition, the absolute values of changes in the prices of the securities of these companies tend to be greater than those of larger, more established companies. These companies may also be dependent upon a single proprietary product or market niche, have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid-cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments—bonds or stocks of large-size companies, for instance—the Fund’s performance also will lag those investments.

III. INFORMATION ABOUT THE REORGANIZATION
A. Material Features of the Plan.
     The Plan sets forth the terms and conditions of the Reorganization. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.
     At the consummation of the Reorganization, which is expected to occur at the close of business on or about November 19, 2009 (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the 1940 Act will be terminated.
     The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.
     Prior to the Effective Time, the Adviser reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which would result in a decrease in the Acquired Fund’s net asset value.
     The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to the Plan will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholder’s account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.
     The Reorganization is subject to a number of conditions as set forth in the Plan, a form of which is attached hereto as Appendix A. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by the Trust, including the conditions that the Reorganization be approved by the shareholders of the Acquired Fund and that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.
     The Acquired Fund will bear the expenses incurred in connection with the Reorganization, including the costs of the proxy solicitation and tabulation. The estimated costs are $82,500. The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore, will not be subject to any expense limitation or reimbursement agreement in effect for the Acquired Fund.
     The Trustees of the Acquired Fund have voted to approve the proposed Reorganization. The Trustees recommend that shareholders of the Acquired Fund also approve the proposed Reorganization. The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by the affirmative vote of the majority of the outstanding voting securities of the Acquired Fund.
B. Description of Reorganization Shares.
     Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan. Currently, the Surviving Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, these two separate share classes will be combined into a single class of shares of the Surviving Fund and shareholders of Investor Shares, Select Shares and Adviser Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The following summarizes some key information about the shares of the Surviving Fund that will be received by shareholders of the Acquired Fund:
•	The initial minimum investment of the Surviving Fund is $100. There is no minimum balance requirement or subsequent investment minimum.

•	Similar to the Acquired Fund, the Surviving Fund imposes a 2.00% redemption fee for shares that are sold or exchanged 30 days or less after buying them. This redemption fee is paid directly to the Surviving Fund. The Surviving Fund reserves the right to waive this redemption fee if it believes that such a waiver is in the best interests of the Fund and its long-term shareholders.

•	Unlike the Investor Shares of the Acquired Fund, shares of the Surviving Fund will not be subject to any distribution and shareholder service fee (Rule 12b-1 fee).

•	Unlike the Adviser Shares of the Acquired Fund, shares of the Surviving Fund will not be subject to any service fee.
     For additional information about the Surviving Fund’s shares, see “Additional Information about the Funds—Shareholder Information.”
C. Reasons for the Reorganization.
     The Board considered the Reorganization at a meeting held on July 30, 2009, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan. In approving the Reorganization, the Board determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.
     In making this determination, the Board considered a number of factors, including:

•	the similarity of the investment objective and investment strategies of the Acquired Fund to those of the Surviving Fund, and the resulting overlap in underlying portfolio holdings;

•	the outperformance of the Surviving Fund relative to the performance of the Acquired Fund over the 1-, 3- and 5-year periods ending December 31, 2008, and since the inception of the Surviving Fund;

•	the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	that the current management fee rate paid by the Acquired Fund is the same as that paid by the Surviving Fund;

•	that the Adviser has agreed to limit the “net operating expenses” of the Surviving Fund to 0.95% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Surviving Fund’s business) until at least July 30, 2011;

•	the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund’s continuing viability as a stand-alone series of the Trust;

•	the reasonableness of the terms of the Plan; and

•	that the Reorganization is intended to be tax-free for U.S. Federal income tax purposes for shareholders of the Acquired Fund.
     The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund and its shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.
D. Federal Income Tax Consequences.
     Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:
(1)	The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3)	No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)	The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)	The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6)	The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)	The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.
     No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
     As of March 31, 2009, the Acquired Fund did not have any unutilized capital loss carryforwards. The final amount of the Acquired Fund’s unutilized capital loss carryforwards, however, is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield.
     The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

     Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.
E. Shareholder Rights, Description of the Securities to be Issued.
     The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Trust are shareholders of the same legal entity, the Trust. The Trust’s Third Amended and Restated Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.
     Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Surviving Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.
     Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.
     The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.
F. Capitalization.
     As discussed above, prior to the Reorganization, the Surviving Fund’s existing share classes will be combined into a single class of shares of the Surviving Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The following table sets forth:
(1)	the capitalization of each share class of the Acquired Fund as of March 31, 2009 (audited);

(2)	the capitalization of each share class of the Surviving Fund as of March 31, 2009 (audited); and

(3)	the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the combination of the Surviving Fund’s two share classes into a single class of shares as if such combination occurred on March 31, 2009 (unaudited).

				PRO FORMA
				COMBINED DISCOVERY
		DISCOVERY		FUND
	SMALL CAP FUND	FUND(a)	ADJUSTMENTS	(SURVIVING FUND)[a]
Net Assets
Investor Shares	$77,226,801	$81,980,662
Select Shares	$156,272,017	$295,568,275	$(82,500)	$619,729,487 [b]
Adviser Shares	$8,760,232
Shares Outstanding
Investor Shares	17,858,068	8,814,915
Select Shares	34,730,188	31,310,355	34,347,598	65,657,953 [c]
Adviser Shares	1,995,401
Net Asset Value Per Share
Investor Shares	$4.32	$9.30
Select Shares	$4.50	$9.44		$9.44
Adviser Shares	$4.39

(a)	Currently, the Surviving Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, these two separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The capitalization of the Pro Forma Combined Discovery Fund (Surviving Fund) has been calculated as if the combination of the Surviving Fund’s two share classes into a single class of shares occurred on March 31, 2009.

(b)	Figure reflects the costs associated with the proposed Reorganization (estimated to be approximately $82,500) which will be borne by the shareholders of the Acquired Fund if the Reorganization is approved and completed. These costs are allocated pro rata to the Acquired Fund’s Select Shares, Investor Shares and Adviser Shares in the amounts of $53,218, $26,299 and $2,983, respectively.

(c)	Figure reflects the issuance by the Discovery Fund of approximately 25,663,163 shares to the Acquired Fund’s shareholders in connection with the proposed Reorganization
     This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of market movements and daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.
IV. ADDITIONAL INFORMATION ABOUT THE SURVIVING
FUND AND THE ACQUIRED FUND
A. Performance History.
     Set forth below is past performance information for the Acquired Fund and the Surviving Fund. As discussed above, prior to the Reorganization, the Surviving Fund’s existing share classes will be combined into a single class of shares of the Surviving Fund and the shareholders of Investor Shares, Select Shares and Adviser Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The performance and financial history of the sole remaining share class of the Surviving Fund will be that of the Surviving Fund’s current Select Shares. Accordingly, the past performance information of the Surviving Fund’s Select Shares is shown below. Because the Investor Shares of the Surviving Fund invest in the same portfolio of securities as the Select Shares of the Fund, returns for the Investor Shares class were substantially similar to those of the Select Shares. Performance (both before and after taxes) was different only to the extent that the Investor Shares incurred higher expenses than the Select Shares of the Surviving Fund prior to August 12, 2009.
     The following total returns information shows the returns of the Acquired Fund’s Select Shares, Investor Shares and Adviser Shares and the Surviving Fund’s Select Shares before and after taxes, and compares the performance (which varies over time) of the Funds to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.
     Keep in mind that future performance (both before and after taxes) may differ from past performance.
Small Cap Fund
Yearly performance (%) — Select Shares†
     This chart provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years.

†	For the period December 31, 2008 through June 30, 2009, the aggregate (non-annualized) total pre-tax return of the Select Shares was -0.19%.
     During all periods shown in the bar graph, the Small Cap Fund’s highest quarterly return was 17.26%, for the quarter ended June 30, 2003, and its lowest quarterly return was -32.29%, for the quarter ended December 31, 2008.
Average annual total Returns (for periods ending December 31, 2008)

	Past one year	Past five years	Past ten years

Select Shares*
Return before taxes	-41.53%	-4.46%	3.54%
Return after taxes on distributions	-42.56%	-6.29%	2.24%
Return after taxes on distributions and sale of fund shares	-25.68%	-3.01%	3.39%
Investor Shares	-41.77%	-4.80%	3.22%
Adviser Shares	-41.69%	-4.71%	3.29%
Russell 2000® Index**	-33.79%	-0.93%	3.02%

*	After-tax returns are shown for Select Shares only and will vary for shares of the other classes of the Small Cap Fund because those classes have higher expense ratios. After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor’s actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Small Cap Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Reflects no deduction for fees, expenses or taxes.

Discovery Fund
Yearly performance (%) — Select Shares†
This chart provides some indication of the risks of investing in the Discovery Fund by showing changes in the Discovery Fund’s performance from year to year for the past seven calendar years.

†	For the period December 31, 2008 through June 30, 2009, the aggregate (non-annualized) total pre-tax return of the Select Shares was 3.38%.
During all periods shown in the bar graph, the Discovery Fund’s highest quarterly return was 18.32%, for the quarter ended June 30, 2003, and its lowest quarterly return was -31.30%, for the quarter ended December 31, 2008.
Average annual total Returns (for periods ending December 31, 2008)

			Since inception of
			Select Shares
	Past one year	Past five years	(9/4/01)

Select Shares*
Return before taxes	-41.20%	-2.51%	2.84%
Return after taxes on distributions	-41.32%	-2.97%	2.45%
Return after taxes on distributions and sale of shares	-26.62%	-1.94%	2.56%
Russell 2500TM Index**	-36.76%	-0.98%	2.43%

*	After-tax returns are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; an investor’s actual after-tax returns will depend on his or her tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Discovery Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Reflects no deduction for fees, expenses or taxes.
B. Comparison of the Investment Objectives and Principal Investment Strategies of the Funds.
     The following is a comparison of the investment objectives and principal investment strategies of the Funds. As stated above, the Acquired Fund and the Surviving Fund have similar investment objectives, and they pursue similar principal investment strategies. The primary differences between the Funds are noted in italics.

SMALL CAP FUND	DISCOVERY FUND
(the Acquired Fund)	(the Surviving Fund)
Investment Objective	Investment Objective

The Acquired Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2000® Index. In doing so, the Acquired Fund will place relatively greater emphasis on capital appreciation than on current income.
The Surviving Fund seeks a return (capital appreciation and current income) greater than that of the Russell 2500TM Index. In doing so, the Surviving Fund will place relatively greater emphasis on capital appreciation than on current income.

Principal Investment Strategies	Principal Investment Strategies

The Fund invests primarily in the common stocks of smaller companies that are traded principally in the markets of the United States (“U.S. Small Capitalization Companies”). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2000® Index, a widely used index of approximately two thousand small capitalization U.S. companies. The definition of U.S. Small Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2000® Index.
The Fund invests primarily in the common stocks of small and mid capitalization companies that are traded principally in the markets of the United States (“U.S. Small/Mid Capitalization Companies”). In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the Russell 2500TM Index, a widely used index of small- and mid-capitalization U.S. companies. The definition of U.S. Small/Mid Capitalization Companies may change from time to time to include, on an ongoing basis, the market capitalization of every company in the Russell 2500TM Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small Capitalization Companies.
Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities of U.S. Small/Mid Capitalization Companies.

Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk.
Total return is a combination of capital appreciation and current income (dividend or interest). Because the companies in which AXA Rosenberg seeks to invest typically do not distribute significant amounts of company earnings to shareholders, AXA Rosenberg will place relatively greater emphasis on capital appreciation than on current income. As compared to investments in the securities of relatively larger companies, investments in securities of U.S. Small/Mid Capitalization Companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk.

AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as “expert systems,” which are
AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company’s fundamental data. AXA Rosenberg’s stock selection process is driven by proprietary technology known as “expert systems,” which are designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.
designed to analyze the fundamentals of the more than 21,000 securities currently in AXA Rosenberg’s global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts’ earnings estimates and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to the Fund’s Russell 2000® Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a “value” style or orientation. In addition, although, as noted above, AXA Rosenberg’s stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.
The Fund favors stocks that appear attractive from the perspective of the Valuation and Earnings Forecast Models while seeking to construct a portfolio that is similar to the Fund’s Russell 2500TM Index benchmark with respect to characteristics such as market capitalization, industry weightings and other risk exposures. The Valuation Model tends to identify stocks as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a “value” style or orientation. In addition, although, as noted above, AXA Rosenberg’s stock selection models may, from time to time, produce a value style of investment, other factors, such as the Fund’s industry weightings and the risks associated with specific individual stock selections, also affect the Fund’s performance.

The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.
The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income, rather than long-term capital gain distributions.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
C. Management of the Funds
1. Investment Adviser
     CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 211 Main Street, San Francisco CA 94105, serves as the investment adviser of the Acquired Fund and the Surviving Fund. For managing the Acquired Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to 0.90% of the Acquired Fund’s average daily net assets. For managing the Surviving Fund, CSIM is entitled to receive a monthly management fee at an annual percentage rate equal to 0.90% of the first $1 billion of the Surviving Fund’s average daily net assets and 0.85% of the Surviving Fund’s average daily net assets over $1 billion. The effective management fee rate currently paid by the Funds is the same (0.90%). Upon consummation of the Reorganization, the investment advisory fee paid to CSIM with respect to the Surviving Fund will remain the same.
2. Subadviser
     AXA Rosenberg is the Funds’ subadviser. AXA Rosenberg’s address is 4 Orinda Way, Orinda, CA 94563.
     Investment decisions arise from AXA Rosenberg’s disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg’s portfolio engineers research and monitor the portfolio’s performance against the relevant benchmark and ensure compliance with the portfolio’s objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg’s investment models and for the day-to-day portfolio management operations of the Funds.
3. Portfolio Management
     Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg’s investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg’s investment strategies and the various aspects of AXA Rosenberg’s investment process, including trading, operations, portfolio engineering and portfolio construction.
     Additional information about CSIM and AXA Rosenberg is contained in the prospectus dated July 29, 2009, as supplemented August 12, 2009, for the Acquired Fund and Surviving Fund, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference. The Statement of Additional Information, dated July 29, 2009, for the Acquired Fund and Surviving Fund also contains additional information about CSIM and AXA Rosenberg. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.
D. Other Service Providers.
     The Funds’ other service providers are the same. These entities are listed below.

Boston Financial Data Services, Inc.	Transfer and Shareholder Service Agent
P.O. Box 8032
Boston, Massachusetts 02266

State Street Bank and Trust Company	Custodian
Boston, Massachusetts 02102	Administrator
Fund Accountant

ALPS Distributors, Inc.	Distributor
1290 Broadway, Suite 1100
Denver, Colorado 80203
E. Shareholder Information
     Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, dividends and distributions, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, are generally the same between the Funds, except as set forth below. A summary of this information is included below. More detailed shareholder information is contained in the Funds’ prospectus, dated July 29, 2009, as supplemented August 12, 2009, which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement. The Funds’ Statement of Additional Information, dated July 29, 2009, also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.
1. Pricing of Fund Shares
     The Funds are open for business each day that the NYSE is open. The Funds calculate their share price each business day as of the close of the NYSE (generally 4:00 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its outstanding shares. Purchases and redemptions will be effected at the NAV next determined after a Fund receives a purchase or redemption request in good order.
     In valuing its securities, the Trust uses the current market value if one is readily available. Securities held by a Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

2. Purchase and Redemption of Fund Shares
     Except as set out in this section, the procedures for purchasing and redeeming shares of the Funds are generally the same.
     The Small Cap Fund was closed to new investors effective October 15, 2003. Existing shareholders of the Small Cap Fund (“Existing Shareholders”) may continue to purchase additional shares in existing or new accounts and receive dividends and/or distributions in the form of additional shares of the Fund. Existing Shareholders may include retirement plans that held shares of the Fund at the time of the Fund’s closing, as well as the participants of those retirement plans even if such participants have joined the retirement plan since the time of the Fund’s closing. Existing Shareholders also may include retirement plans sponsored by a sponsor of a retirement plan currently invested in the Fund, even if the retirement plan was not an investor at the time of the Fund’s closing. In addition, investment advisers and wrap accounts may be considered Existing Shareholders if they held shares, on behalf of their clients, of the Small Cap Fund at the time of the Fund’s closing. The clients of investment advisers and wrap accounts may also be considered Existing Shareholders if they held shares of the Small Cap Fund at the time of the Fund’s closing.
     As discussed above, the Investor Share class and the Select Share class of the Discovery Fund will be combined prior to the Reorganization. In preparation for that combination, the investment minimum of the Select Shares of the Discovery Fund was lowered to $100 to match the existing investment minimum of the Discovery Fund’s Investor Shares, effective August 12, 2009. The Discovery Fund does not have any minimum balance requirement or minimum subsequent investment requirement. The minimum investment amounts for each share class of the Small Cap Fund will remain at their current levels: Investor ($100), Select ($50,000) and Adviser ($100,000). The minimum subsequent investment requirement for the Adviser Shares of the Small Cap Fund ($1,000) will also remain at its current level.
     Each Fund is intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact a Fund’s performance by disrupting the efficient management of the Fund, increasing Fund transaction costs and taxes, causing the Fund to maintain higher cash balances, and diluting the value of the Fund’s shares.
     In order to discourage market timing, each Fund’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by Fund shareholders. Each Fund seeks to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring.
     Shares of the Funds redeemed or exchanged within 30 days of purchase, which shall be calculated to include the 30th day, will be subject to a fee of 2%, which is intended to limit short-term trading in the Funds, or to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Such fee will be paid to the Funds. Each Fund treats shares that have been held the longest as being redeemed first. Fund shares purchased with reinvested dividends are not subject to redemption fees. The Trust reserves the right, in its sole discretion, to waive such fee when, in its judgment, such waiver would be in the best interests of the Trust or a Fund. The Trust may waive the redemption fee for retirement plans, wrap or fee-based programs, charitable giving funds, unregistered separate accounts, redemptions pursuant to rebalancing programs or systematic withdrawal plans established by the Fund or financial intermediaries, and registered investment companies and redemptions initiated by the Trust. In addition, certain financial intermediaries may use criteria and methods for tracking, applying and calculating the fees that are different from the Funds but which the Trust, in its discretion, may determine are in the best interests of the Trust or the Fund. While the Funds discourage mutual fund market timing and maintain procedures designed to provide reasonable assurances that such activity will be identified and terminated, including the imposition of the redemption fee described above, no policy or procedure can guarantee that all such activity will in fact be identified or that such activity can be completely eliminated.
3. Dividends and Distributions
     Each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. During the fourth quarter of the year, typically in early November, an estimate of each Fund’s year-end distribution, if any, may be made available on the Fund’s website: www.laudus.com. Each Fund’s policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.
     All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Your current dividend and distribution election will not change at the consummation of the Reorganization.
F. Distribution Arrangements
     Shares of the Funds are offered on a continuous basis through the Trust’s principal underwriter, ALPS Distributors, Inc. (the “Distributor”).
     Prior to August 12, 2009, Investor Shares of the Discovery Fund were subject to an annual distribution and shareholder service fee (a “Distribution and Shareholder Service Fee”) of up to 0.25% of Investor Shares’ average daily net assets attributable thereto in accordance with a distribution and shareholder service plan (a “Distribution and Shareholder Service Plan”) adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. Effective August 12, 2009, no further fees are being assessed under the Distribution and Shareholder Service Plan with respect to the Investor Shares of the Discovery Fund. Select Shares of the Discovery Fund are not subject to an annual distribution and shareholder service fee.
     Investor Shares of the Small Cap Fund are subject to an annual Distribution and Shareholder Service Fee of up to 0.25% of Investor Shares’ average daily net assets attributable thereto in accordance with the Distribution and Shareholder Service Plan. This Distribution and Shareholder Service Fee will continue to be accrued by the Small Cap Fund up until the time that the Reorganization is consummated. The Distribution and Shareholder Service Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares of the Small Cap Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Investor Shares of the Small Cap Fund. The Distribution and Shareholder Service Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.
     Although the Distributor acts as principal underwriter for the Select and Adviser Shares of the Small Cap Fund, no fees are paid to the Distributor in connection with such shares under the Distribution and Shareholder Service Plan. However, the Adviser Shares of the Small Cap Fund are subject to an annual servicing fee under a separate servicing plan described below.

     Under a service plan (the “Service Plan”) adopted by the Trustees, the Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Adviser Shares of the Small Cap Fund (the Distributor or such other entity is referred to herein as a “Servicing Agent” when acting in such capacity). The Service Plan provides for compensation of up to 0.25% of the Adviser Shares’ average daily net assets on an annual basis to be paid to Servicing Agents (the “Servicing Fees”). The Servicing Fees will continue to be accrued by the Adviser Shares of the Small Cap Fund up until the time that the Reorganization is consummated.
     Additional information about distribution arrangements of the Funds is contained in the Funds’ prospectus, dated July 29, 2009, as supplemented August 12, 2009, which is incorporated herein by reference and accompanies this Prospectus/Proxy Statement. The Funds’ Statement of Additional Information, dated July 29, 2009, also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the second page of this Prospectus/Proxy Statement.
V. FINANCIAL HIGHLIGHTS
     The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for the past five years has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in each Fund’s Annual Report to shareholders dated March 31, 2009. A free copy of these Annual Reports is available upon request as described on the second page of this Prospectus/Proxy Statement.
     As discussed above, prior to the Reorganization, the Surviving Fund’s two share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The performance and financial history of the sole remaining share class of the Surviving Fund will be that of the Surviving Fund’s current Select Shares. Accordingly, the financial highlights of the Surviving Fund’s Select Shares are shown below.
Small Cap Fund

	4/1/08-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
Investor Shares	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)
Net asset value at beginning of period	8.70	12.22	13.77	13.30	13.65

Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	(0.03)	(0.03)	(0.04)	(0.02)[1]
Net realized and unrealized gains (losses)	(3.76)	(1.49)	0.11	2.37	1.26

Total from investment operations	(3.74)	(1.52)	0.08	2.33	1.24
Less distributions:
Distributions from net investment income	(0.02)	—	—	—	—
Distributions from net realized gains	(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	(0.64)	(2.00)	(1.63)	(1.86)	(1.59)

Net asset value at end of period	4.32	8.70	12.22	13.77	13.30

Total return (%)	(43.79)	(13.57)	0.75	18.98	9.00

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.34	1.30	1.30	1.39	1.43
Gross operating expenses	1.37	1.32	1.30	1.39	1.43
Net investment income (loss)	0.21	(0.22)	(0.25)	(0.33)	(0.15)
Portfolio turnover rate	114	68	76	69	68
Net assets, end of period ($ × 1,000)	77,227	183,980	269,185	311,822	297,927

	4/1/08-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
Select Shares	3/31/09[2]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)
Net asset value at beginning of period	9.03	12.57	14.07	13.50	13.82

Income (loss) from investment operations:
Net investment income (loss)	0.04 [1]	0.03	0.02	0.00 [3]	0.03 [1]
Net realized and unrealized gains (losses)	(3.90)	(1.57)	0.11	2.43	1.27

Total from investment operations	(3.86)	(1.54)	0.13	2.43	1.30
Less distributions:
Distributions from net investment income	(0.05)	—	—	—	(0.03)
Distributions from net realized gains	(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	(0.67)	(2.00)	(1.63)	(1.86)	(1.62)

Net asset value at end of period	4.50	9.03	12.57	14.07	13.50

Total return (%)	(43.52)	(13.34)	1.11	19.46	9.36

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.00	0.96	0.95	1.04	1.09
Gross operating expenses	1.00	0.96	0.95	1.04	1.09
Net investment income (loss)	0.56	0.13	0.10	0.02	0.20
Portfolio turnover rate	114	68	76	69	68
Net assets, end of period ($ × 1,000)	156,272	393,939	699,921	918,813	948,225

1    Calculated based on the average shares outstanding during the period.

2    Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

3    Amount is less than $0.005.

	4/1/08-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
Adviser Shares	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)
Net asset value at beginning of period	8.82	12.35	13.88	13.38	13.71

Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	(0.01)	(0.02)	(0.02)	0.00 [1,2]
Net realized and unrealized gains (losses)	(3.80)	(1.52)	0.12	2.38	1.26

Total from investment operations	(3.78)	(1.53)	0.10	2.36	1.26
Less distributions:
Distributions from net investment income	(0.03)	—	—	—	—
Distributions from net realized gains	(0.62)	(2.00)	(1.63)	(1.86)	(1.59)

Total distributions	(0.65)	(2.00)	(1.63)	(1.86)	(1.59)

Net asset value at end of period	4.39	8.82	12.35	13.88	13.38

Total return (%)	(43.68)	(13.50)	0.90	19.09	9.12

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	1.22	1.20	1.20	1.32	1.31
Gross operating expenses	1.25	1.21	1.20	1.32	1.31
Net investment income (loss)	0.32	(0.12)	(0.14)	(0.24)	(0.01)
Portfolio turnover rate	114	68	76	69	68
Net assets, end of period ($ × 1,000)	8,760	34,799	48,923	49,952	41,104

1    Calculated based on the average shares outstanding during the period.

2    Amount is less than $0.005.

Discovery Fund

	4/1/08-	4/1/07-	4/1/06-	4/1/05-	4/1/04-
Select Shares	3/31/09[2]	3/31/08	3/31/07	3/31/06	3/31/05

Per-Share Data ($)

Net asset value at beginning of period	16.23	19.80	19.23	15.96	14.71

Income (loss) from investment operations:
Net investment income (loss)	0.07 [1]	0.04	0.03	0.02	0.03 [1]
Net realized and unrealized gains (losses)	(6.71)	(2.13)	1.05	3.58	1.44

Total from investment operations	(6.64)	(2.09)	1.08	3.60	1.47
Less distributions:
Distributions from net investment income	(0.08)	0.00 [3]	(0.03)	—	(0.04)
Distributions from net realized gains	(0.07)	(1.48)	(0.48)	(0.16)	(0.18)
Return of Capital	—	—	—	(0.17)	—

Total distributions	(0.15)	(1.48)	(0.51)	(0.33)	(0.22)

Net asset value at end of period	9.44	16.23	19.80	19.23	15.96

Total return (%)	(40.99)	(10.98)	5.71	22.80	9.98

Ratios/Supplemental Data (%)
Ratios to average net assets:
Net operating expenses	0.99	0.96	0.97	1.09	1.14
Gross operating expenses	0.99	0.96	0.97	1.09	1.20
Net investment income (loss)	0.53	0.18	0.17	0.15	0.23
Portfolio turnover rate	115	74	86	89	63
Net assets, end of period ($ x 1,000)	295,568	566,055	718,185	673,599	256,444

1    Calculated based on the average shares outstanding during the period.

2    Effective July 31, 2008, the Institutional Shares were redesignated as Select Shares.

3    Amount less than $0.005.
VI. VOTING INFORMATION
     This section provides information on a number of topics relating to proxy voting and the shareholder meeting.
A. Record Date
     Shareholders of the Acquired Fund as of September 11, 2009 (the “Record Date”) will be entitled to notice of and to vote at the Meeting or any adjournment thereof.

B. Proxy Solicitation.
     The Board is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies. The Acquired Fund has retained D.F. King & Co., Inc., (the “Proxy Solicitor”), 48 Wall Street, 22nd Floor, New York, NY 10005 to aid in the solicitation of proxies. Proxies may be solicited by mail, electronically, by telephone, fax, in person or by other means, and representatives of the Proxy Solicitor, the Trust, CSIM, AXA Rosenberg and each of their affiliates may participate in the solicitation of proxies.
     You may vote in several ways, listed below.
•	In person at the Meeting;

•	By mail by returning the attached proxy card(s);

•	Through the Internet by going to www.proxyweb.com; or

•	Over the telephone by calling 1-888- . A representative of the Proxy Solicitor will answer your call. When receiving your instructions by telephone, the Proxy Solicitor representative is required to ask you for your full name, address, the last four digits of your social security number or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), the number of shares of the Acquired Fund, and to confirm that you have received the Prospectus/Proxy Statement in the mail. If the information you provided matches the information provided to the Proxy Solicitor by the Acquired Fund, the Proxy Solicitor representative will explain the voting process. The Proxy Solicitor is not permitted to recommend to you how to vote, other than to read any recommendation included in the Prospectus/Proxy statement.
     The Proxy Solicitor will record your instructions and transmit them to the official tabulator and send you a letter or mailgram to confirm your vote. That letter will also ask you to call the Proxy Solicitor immediately if the confirmation does not reflect your instruction correctly. You may receive a call from a representative of the Proxy Solicitor, the Trust, CSIM, AXA Rosenberg or each of their affiliates if the Proxy Solicitor has not yet received your vote. The Proxy Solicitor may ask you for authority by telephone to permit the Proxy Solicitor to sign a proxy on your behalf. The Proxy Solicitor will record all instructions, in accordance with the procedures set forth above. The Acquired Fund believes those procedures are reasonably designed to determine accurately the shareholder’s identity and voting instructions.
     Shareholders may revoke a proxy at any time up until voting results are announced at the Meeting. You can do this by writing to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco, California 94105, by voting in person at the Meeting or submitting a later-dated proxy.
C. Proxy Solicitation Costs.
     The Acquired Fund will bear the costs of soliciting proxies, including costs related to the preparation, printing, mailing and tabulation of proxies. The anticipated cost associated with the solicitation of proxies by the Proxy Solicitor is $27,500 plus any reasonable out-of-pocket expenses incurred by the Proxy Solicitor. The payment of such fees and expenses will be considered an extraordinary fund expense and, therefore, will not be subject to any expense limitation or reimbursement agreement in effect for the Acquired Fund. Voting immediately can help the Acquired Fund avoid the considerable expense of a second solicitation.

D. Quorum and Required Vote for the Proposal.
Quorum.
     In order to transact business at the Meeting, the Acquired Fund must achieve a quorum. This means that at least forty percent (40.0%) of the Acquired Fund’s shares entitled to vote must be represented at the Meeting – either in person or by proxy. Any lesser number of shares, however, is sufficient for adjournments. All returned proxies count towards a quorum regardless of how they are voted (“For,” “Against,” or “Abstain”). As discussed more fully below in the section entitled “Tabulation of Votes,” broker non-votes are considered present for purposes of determining the presence of a quorum.
Required Vote.
     Proceeding with the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund or (2) 67% or more of the shares of the Acquired Fund present at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy. A vote of shareholders of the Surviving Fund is not needed to approve the Reorganization. Shareholders holding Select Shares, Investor Shares or Adviser Shares of the Acquired Fund will vote together as a single class.
     If the Reorganization is not approved by shareholders, then the Acquired Fund will remain in existence, and the Board of Trustees of the Acquired Fund will consider what, if any, additional steps to take, including consideration of the possibility of liquidating the Acquired Fund. The Board recommends that shareholders approve the Reorganization.
E. Other Voting Information.
     Adjournment. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes in favor of the Reorganization are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting for a reasonable time after the date set for the original Meeting to permit further solicitation of proxies. In addition, if, in the judgment of the persons named as proxies, subsequent developments make it advisable to defer action on the proposal, the persons named as proxies may propose one or more adjournments or postponements of the Meeting for a reasonable time in order to defer action on the proposal. Any such adjournments or postponements will require the affirmative vote of a majority of the votes cast on the question in person or by proxy, whether or not a quorum is present, at the session of the Meeting to be adjourned, as required by the Trust’s Declaration of Trust. The persons named as proxies will abstain from voting on adjournment all shares represented by proxies that abstain from voting on such proposal. Any adjournment does not require notice to shareholders other than an announcement at the Meeting being adjourned. The Board may postpone the Meeting prior to the Meeting with notice to the shareholders entitled to vote at the Meeting. The costs of any additional solicitation of proxies and of any adjourned or postponed session with regard to the proposal will be borne by the Acquired Fund.
     Tabulation of Votes. Shareholders are entitled to one vote for each share held, and each fractional share shall be entitled to a proportional fractional vote. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Fund to tabulate such votes. Abstentions and “broker non-votes” (i.e., proxies received from brokers indicating that they have not received instructions from the beneficial owner or other person entitled to vote shares) will be counted for purposes of determining whether a quorum is present at the Meeting. Abstentions and “broker non-votes” will have the same effect as a vote “Against” the Proposal. Pursuant to certain rules promulgated by the New York Stock Exchange, Inc. that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-

routine matters. It is anticipated that such broker-dealers will not have discretionary authority to vote on the proposal. The absence of instructions from the beneficial owner will result in a “broker non-vote” with respect to the proposal.
     Proxy cards that are properly signed, dated and received at or prior to the Meeting will be voted as specified. If you specify a vote for the proposal, your proxy will be voted as you indicate. If you simply sign, date and return the proxy card, but do not specify a vote for the proposal, your shares will be voted by the proxies “FOR” the Reorganization.
     Shareholder Proposals. The Acquired Fund does not intend to hold meetings of its shareholders except to the extent that such meetings are required under the 1940 Act or state law. Acquired Fund shareholders who wish to submit proposals for inclusion in the proxy statement for a subsequent Acquired Fund shareholder meeting should send their written proposals to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco, California 94105 within a reasonable time before such meeting. If the Reorganization is consummated, there will be no further meeting of shareholders of the Acquired Fund.
     Communications with the Board. Shareholders wishing to submit written communications to the Board should send their communications to the Clerk of the Laudus Trust, c/o CSIM Legal, 211 Main Street, San Francisco, California 94105. Any such communications received will be reviewed by the Board at its next regularly scheduled meeting.
     Other Matters. The Board knows of no other business to be brought before the Meeting. However, if additional matters do arise, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named on the enclosed proxy. If you object to our voting other matters on your behalf, please tell us in writing before the Meeting.
F. Control Persons and Principal Holders of Securities
     The table below sets forth the names, addresses and percentage ownership of those shareholders owning beneficially or of record 5% or more of the outstanding shares of each class of each respective Fund as of September 11, 2009. Those persons who beneficially own more than 25% of a particular class of shares in a particular Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
     As of September 11, 2009, the net assets of the Acquired Fund’s Select Shares, Investor Shares and Adviser Shares was $[___], $[___] and $[___], respectively, and the total number of outstanding Select Shares, Investor Shares and Adviser Shares was [___], [___] and [___], respectively. As of September 11, 2009, the net assets of the Surviving Fund’s Select Shares and Investor Shares was $[___] and $[___], respectively, and the total number of outstanding Select Shares and Investor was [___] and [___], respectively.

     As of September 11, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

Percentage of
Small Cap Fund –		Outstanding Shares
Investor Shares	Name and address	Owned	Nature of Ownership

Percentage of
Small Cap Fund –		Outstanding Shares
Select Shares	Name and address	Owned	Nature of Ownership

Percentage of
Small Cap Fund –		Outstanding Shares
Adviser Shares	Name and address	Owned	Nature of Ownership

Percentage of
Discovery Fund –		Outstanding Shares
Investor Shares	Name and address	Owned	Nature of Ownership

Percentage of
Discovery Fund –		Outstanding Shares
Select Shares	Name and address	Owned	Nature of Ownership

     On the basis of the share holdings information presented above, the following persons will own the following percentage of the outstanding shares of the Surviving Fund upon consummation of the Reorganization. This table assumes that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on September 11, 2009.

Percentage of
Discovery Fund		Outstanding Shares
Shares*	Name and address	Owned	Nature of Ownership

*	Prior to the Reorganization, the Surviving Fund’s two separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     As of September 11, 2009, CSIM and its affiliates held of record approximately [     ]% of the outstanding shares of the Acquired Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.
     As of September 11, 2009, CSIM and its affiliates held of record approximately [     ]% of the outstanding shares of the Acquired Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.
     As of September 11, 2009, CSIM and its affiliates held of record approximately [     ]% of the outstanding shares of the Acquired Fund — Adviser Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.
     As of September 11, 2009, CSIM and its affiliates held of record approximately [     ]% of the outstanding shares of the Surviving Fund — Select Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.
     As of September 11, 2009, CSIM and its affiliates held of record approximately [     ]% of the outstanding shares of the Surviving Fund — Investor Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.
     As of September 11, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Acquired Fund and each share class of the Surviving Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.
SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. SHAREHOLDERS ARE ENCOURAGED TO VOTE BY TELEPHONE OR THROUGH THE INTERNET. NO POSTAGE IS REQUIRED IF MAILED IN

THE UNITED STATES. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

APPENDIX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this       day of                     , 2009, by and between Laudus Trust, a Massachusetts business trust (the “Trust”), on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund (the “Acquired Fund”), and the Trust, on behalf of its Laudus Rosenberg U.S. Discovery Fund (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 211 Main Street, San Francisco CA, 94105.
     WHEREAS, the Trust was established on April 1, 1988 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);
     WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;
     WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest;
     WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
     WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;
     NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:
1. Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing

Date. Shareholders of record of Select Shares, Investor Shares and Adviser Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”
2. Transfer of Assets.
     (a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.
     (b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.
     (c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.
     (d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Select Shares, Investor Shares and Adviser Shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3. Calculations.
     (a) The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of Select Shares, Investor Shares or Adviser Shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares.
     (b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).
4. Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.
5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on November 19, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.
6. Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.
7. Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:
     (a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.
     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.
     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.
     (d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.
     (e) The audited financial statements of the Surviving Fund as of March 31, 2009 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.
     (f) Since March 31, 2009, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
     (g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.
     (j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.
     (k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.
     (l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
     (m) The prospectus/proxy statement and statement of additional information (collectively, the “Prospectus/Proxy Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
8. Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:
     (a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.
     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.
     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Select Shares, Investor Shares and Adviser Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding Select Shares, Investor Shares and Adviser Shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.
     (d) The audited financial statements of the Acquired Fund as of March 31, 2009 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.
     (e) Since March 31, 2009, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
     (f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.
     (g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.
     (h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.
     (k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.
     (l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

     (m) The Prospectus/Proxy Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Proxy Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
9. Covenants of the Surviving Fund and the Acquired Fund.
     (a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.
     (b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.
     (c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
     (d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.
     (e) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
10. Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.
     (b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:
          (i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.
          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.
          (iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.
          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.
          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

          (vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).
     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.
     (c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.
     (d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.
11. Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
     (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.
     (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:
          (i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.
          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.
          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.
          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.
          (vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).
          (viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.
     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.
     (c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
     (a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.
     (b) This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.
     (c) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     (d) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
     (e) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
     (f) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:
          (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
          (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.
          (iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

          (iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.
          (v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.
          (vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).
          (vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.
          (viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.
          No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
     Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).
     (g) This Agreement and the transactions contemplated in this Agreement will have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and applicable law.
13. Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on November 19, 2009, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).
14. Termination.
     (a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:
          (i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;
          (iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;
     (b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.
15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders.
16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.
17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Jeffrey Mortimer	Jeffrey Mortimer
Laudus Trust	Laudus Trust
211 Main Street	211 Main Street
San Francisco, CA 94105	San Francisco, CA 94105

with a copy to:	with a copy to:

Timothy W. Levin, Esq.	Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1701 Market Street
Philadelphia, PA 19103	Philadelphia, PA 19103
18. Fees and Expenses.
     (a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
     (b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, CSIM will bear the costs incurred by the Acquired Fund under this Section 18(b).
19. Headings, Counterparts, Assignment.
     (a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
     (d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.
     (e) A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.
     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

LAUDUS TRUST, ON BEHALF OF ITS SERIES, LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
By:
Name:
Title:

LAUDUS TRUST, ON BEHALF OF ITS SERIES, LAUDUS ROSENBERG U.S DISCOVERY FUND
By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 14(b) AND 18(b), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
By:
Name:
Title:

LAUDUS TRUST
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS OF
THE LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
September [     ], 2009
THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES
OF THE LAUDUS TRUST
     This proxy is for your use in voting on various matters relating to the Laudus Rosenberg U.S. Small Capitalization Fund (the “Fund”), a portfolio of the Laudus Trust (the “Trust”). The undersigned shareholder(s) of the Fund, revoking previous proxies, hereby appoint(s) Catherine MacGregor, Bessie Mistkaris and Christine Pierangeli, and each of them (with full power of substitution), the proxies of the undersigned to attend the Special Meeting of Shareholders of the Fund to be held on November 5, 2009, at the offices of Charles Schwab & Co., Inc.,                     , San Francisco, California, 94105 commencing at 8:30 a.m. Pacific time and any adjournments thereof (the “Special Meeting”), and to vote all of the shares of the Fund that the signer(s) would be entitled to vote at the Special Meeting and on any matter incident to the conduct of the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement dated September                     , 2009.
     This proxy, when properly executed, will be voted as indicated below. If you sign without otherwise indicating a vote on the proposal, this proxy will be voted FOR the proposal. As to any other matter that may properly come before the Special Meeting, the shares will be voted by said proxies in accordance with their judgment. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement dated September                     , 2009.

PROXY TABULATOR	3 EASY WAYS TO VOTE YOUR PROXY
D.F. King, Inc. 48 Wall Street 22nd Floor New York, NY 10005	Vote by Mail: Check the appropriate box on the reverse side of this proxy card, date and sign below and return in the postage-paid envelope provided.

Vote by Phone: Call toll free 1-888-                    . Follow the recorded instructions.

Vote via the Internet: Log on to www.proxyvote.com. Follow the on-screen instructions.
       Dated:

Signature(s)
Please sign exactly as your name(s) appear on this card. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person. For joint accounts, each joint owner must sign.

Please fill in boxes as shown using black or blue ink or number 2 pencil. [X]
PLEASE DO NOT USE FINE POINT PEN
The Board of Trustees recommends that you vote FOR the Proposal.

Proposal:	To approve an Agreement and Plan of Reorganization by and between the Trust, on behalf of the Fund, and the Trust, on behalf of the Laudus Rosenberg U.S. Discovery Fund, another series of the Trust, which provides for and contemplates: (1) the transfer of all of the assets and stated liabilities of the Fund to the Laudus Rosenberg U.S. Discovery Fund in exchange for shares of the Laudus Rosenberg U.S. Discovery Fund; and (2) the distribution of the shares of the Laudus Rosenberg U.S. Discovery Fund to the shareholders of the Fund in liquidation of the Fund.

FOR	AGAINST	ABSTAIN
☐	☐	☐

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.
PLEASE SIGN AND DATE ON THE REVERSE SIDE.

LAUDUS TRUST
STATEMENT OF ADDITIONAL INFORMATION
Acquisition of the Assets and Liabilities of
LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND
a series of
Laudus Trust
211 Main Street
San Francisco, CA 94105
By and in Exchange for Shares of
LAUDUS ROSENBERG U.S. DISCOVERY FUND
a series of
Laudus Trust
211 Main Street
San Francisco, CA 94105
September [     ], 2009
     This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund” or the “Acquired Fund”) to the Laudus Rosenberg U.S. Discovery Fund (the “Discovery Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), each a series of Laudus Trust ( the “Trust”) (the “Reorganization”), should be read in conjunction with the Prospectus/Proxy Statement dated September [     ], 2009, relating specifically to the Reorganization (the “Prospectus”). The Reorganization will be considered by shareholders of the Small Cap Fund on November 5, 2009, at 8:30 a.m. Pacific Time, at the offices of Charles Schwab & Co., Inc., [                    ], San Francisco, California, 94105. Copies of the Prospectus may be obtained at no charge by calling the Trust at 1-800-447-3332.
     The following documents are incorporated herein by reference:
     1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 29, 2009.
     2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended March 31, 2009 (the “Acquired Fund Annual Report”). No other parts of the Acquired Fund Annual Report are incorporated herein by reference.
     3. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended March 31, 2009 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

2

     A. General Information
     The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Plan”), which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. Currently, the Surviving Fund offers two separate share classes: Investor Shares and Select Shares. Prior to the Reorganization, these two separate share classes will be combined into a single class of shares of the Surviving Fund and the Surviving Fund will no longer offer separate share classes. Accordingly, shareholders of Investor Shares, Select Shares and Adviser Shares of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization.
     After the transfer of all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of any share class of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.
     B. Additional Information about the Acquired Fund and the Surviving Fund
     The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated July 29, 2009, is hereby incorporated herein by reference.
     C. Financial Statements
     The following historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:
     1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Acquired Fund Annual Report are incorporated herein by reference; and
     2. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Fund Annual Report are incorporated herein by reference.
     D. Pro Forma Financial Information (Unaudited)
     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on March 31, 2009.
     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of March 31, 2009.

3

     The unaudited pro forma combined statement of operations for the period ended March 31, 2009, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended March 31, 2009. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at March 31, 2009. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at March 31, 2009, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Surviving Fund for pre-combination periods will not be restated. The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.
     As discussed in the Prospectus, prior to the Reorganization, the Surviving Fund’s two share classes will be combined into a single class of shares of the Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the Surviving Fund in the following tables has been restated to reflect the capitalization of the Surviving Fund as if the combination of the Surviving Fund’s two share classes into a single class of shares occurred on March 31, 2009.
Pro Forma Schedule of Investments (Unaudited)
Small Cap Fund, Discovery Fund and Pro Forma Combined Discovery Fund (Surviving Fund)

March 31, 2009

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
COMMON STOCK 98.3% of combined net assets

Automobiles & Components 0.0%
Exide Technologies*	18,420	55,260	46,152	138,456	64,572	193,716

Banks 6.5%
Alliance Financial Corp.			810	14,531	810	14,531
Ameriana Bancorp	505	1,429			505	1,429
Astoria Financial Corp.	42,349	389,187	87,288	802,177	129,637	1,191,364
Banco Latinoamericano de Exportaciones, S.A., Class E	84,479	791,568	52,640	493,237	137,119	1,284,805
BancorpSouth, Inc.			61,727	1,286,391	61,727	1,286,391
Bank Mutual Corp.	3,066	27,778			3,066	27,778
Bank of Hawaii Corp.	17,500	577,150	28,200	930,036	45,700	1,507,186
Berkshire Hills Bancorp, Inc.			6,923	158,675	6,923	158,675
BOK Financial Corp.			7,699	266,000	7,699	266,000
Brookline Bancorp, Inc.	19,800	188,100	15,300	145,350	35,100	333,450
Capitol Federal Financial			5,700	215,517	5,700	215,517
Carolina Bank Holdings, Inc.*			6,600	27,720	6,600	27,720
Carver Bancorp, Inc.	300	1,023			300	1,023

4

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Central Valley Community Bancorp*	2,380	11,115	2,488	11,619	4,868	22,734
Centrue Financial Corp.	11,892	67,487			11,892	67,487
Citizens South Banking Corp.	4,180	21,903			4,180	21,903
City National Corp.			24,580	830,067	24,580	830,067
Commerce Bancshares, Inc.	20,895	758,488	59,455	2,158,216	80,350	2,916,704
Community Bank System, Inc.	12,460	208,705	8,470	141,872	20,930	350,577
Community Capital Corp.	2,969	15,350			2,969	15,350
Cullen/Frost Bankers, Inc.	16,200	760,428	35,600	1,671,064	51,800	2,431,492
ESB Financial Corp.	10,246	112,604	1,250	13,737	11,496	126,341
First Citizens BancShares, Inc., Class A	7,561	996,540	10,404	1,371,247	17,965	2,367,787
First Defiance Financial Corp.	25,226	152,365	13,339	80,568	38,565	232,933
First Federal Bancshares of Arkansas, Inc.	16,226	76,262	3,002	14,109	19,228	90,371
First Financial Bankshares, Inc.	7,700	370,909	5,100	245,667	12,800	616,576
First United Corp.			1,333	11,171	1,333	11,171
FirstMerit Corp.	44,800	815,360	27,632	502,902	72,432	1,318,262
Flushing Financial Corp.	6,852	41,249			6,852	41,249
Glacier Bancorp, Inc.			34,563	542,985	34,563	542,985
GS Financial Corp.	2,648	35,086			2,648	35,086
Hancock Holding Co.	32,300	1,010,344			32,300	1,010,344
Hawthorn Bancshares, Inc.			4,602	52,233	4,602	52,233
HF Financial Corp.	16,200	206,550	7,361	93,853	23,561	300,403
Hopfed Bancorp, Inc.	6,431	60,934	1,310	12,412	7,741	73,346
Horizon Bancorp	7,598	84,338	4,409	48,940	12,007	133,278
International Bancshares Corp.	22,100	172,380	10,428	81,338	32,528	253,718
Intervest Bancshares Corp., Class A			399	858	399	858
Liberty Bancorp, Inc.	3,380	23,508			3,380	23,508
LSB Financial Corp.	1,500	16,500	2,483	27,313	3,983	43,813
National Penn Bancshares, Inc.	101,350	841,205			101,350	841,205
New York Community Bancorp, Inc.			29,570	330,297	29,570	330,297
NewAlliance Bancshares, Inc.	369,351	4,336,181	177,520	2,084,085	546,871	6,420,266
OceanFirst Financial Corp.			5,249	53,645	5,249	53,645
Parkvale Financial Corp.	28,120	308,758	10,562	115,971	38,682	424,729
Peoples Bancorp of North Carolina			11,844	68,103	11,844	68,103
People’s United Financial, Inc.			157,109	2,823,249	157,109	2,823,249
Premier Financial Bancorp, Inc.	4,440	23,976	7,195	38,853	11,635	62,829
Prosperity Bancshares, Inc.	45,031	1,231,598	33,020	903,097	78,051	2,134,695
QCR Holdings, Inc.	4,762	38,286	3,320	26,693	8,082	64,979
Renasant Corp.	11,272	141,576			11,272	141,576
Republic Bancorp, Inc., Class A	3,900	72,813	2,100	39,207	6,000	112,020
Rurban Financial Corp.	9,236	72,964			9,236	72,964
Southern Missouri Bancorp, Inc.	8,300	88,976	5,141	55,111	13,441	144,087
Southside Bancshares, Inc.			8,850	167,265	8,850	167,265
Southwest Bancorp, Inc.	23,128	216,941			23,128	216,941
Sun Bancorp, Inc.*	9,235	47,930			9,235	47,930
SVB Financial Group*	32,635	653,026	16,900	338,169	49,535	991,195
Tamalpais Bancorp	1,958	10,769	3,556	19,558	5,514	30,327
TCF Financial Corp.			17,086	200,931	17,086	200,931
Teche Holding Co.	3,320	101,260			3,320	101,260
TF Financial Corp.	10,476	190,558	6,010	109,322	16,486	299,880

5

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Tompkins Financial Corp.	2,100	90,300	1,700	73,100	3,800	163,400
UMB Financial Corp.	10,300	437,647	8,010	340,345	18,310	777,992
United Bancshares, Inc.	10,998	98,982			10,998	98,982
United Western Bancorp, Inc.	24,325	118,706	13,615	66,441	37,940	185,147
Valley National Bancorp	43,025	532,219	95,650	1,183,190	138,675	1,715,409
Wainwright Bank & Trust Co.	7,588	50,764			7,588	50,764
Westamerica Bancorp			15,912	724,951	15,912	724,951
Wilmington Trust Corp.			39,927	386,893	39,927	386,893
Wintrust Financial Corp.	23,645	290,834	8,280	101,844	31,925	392,678

		17,990,909		22,502,125		40,493,034

Capital Goods 3.6%
Aecom Technology Corp.*			189,000	4,929,120	189,000	4,929,120
Aircastle Ltd.	191,262	889,368	105,347	489,864	296,609	1,379,232
Albany International Corp., Class A	9,740	88,147	18,670	168,963	28,410	257,110
A-Power Energy Generation Systems Ltd.*			1,583	6,870	1,583	6,870
Applied Industrial Technologies, Inc.			11,210	189,113	11,210	189,113
Beacon Roofing Supply, Inc.*	86,172	1,153,843	99,300	1,329,627	185,472	2,483,470
Esterline Technologies Corp.*	72,618	1,466,157	24,890	502,529	97,508	1,968,686
Federal Signal Corp.	124,113	654,076	59,350	312,774	183,463	966,850
Force Protection, Inc.*	15,077	72,370	25,459	122,203	40,536	194,573
Griffon Corp.*			56,009	420,067	56,009	420,067
H&E Equipment Services, Inc.*	52,205	341,943	36,996	242,324	89,201	584,267
Interline Brands, Inc.*			11,690	98,547	11,690	98,547
KBR, Inc.			183,811	2,538,430	183,811	2,538,430
K-Tron International, Inc.*	3,313	201,000	190	11,527	3,503	212,527
Lawson Products, Inc.	6,954	84,630	6,686	81,369	13,640	165,999
Michael Baker Corp.*	23,600	613,600	17,100	444,600	40,700	1,058,200
Preformed Line Products Co.	139	5,232			139	5,232
Rush Enterprises, Inc., Class A*	11,618	103,633	47,826	426,608	59,444	530,241
Seaboard Corp.	240	242,400	462	466,620	702	709,020
SL Industries, Inc.*	24,994	115,472			24,994	115,472
Teledyne Technologies, Inc.*			2,500	66,700	2,500	66,700
The L.S. Starrett Co., Class A	24,546	153,412	8,051	50,319	32,597	203,731
Triumph Group, Inc.	53,440	2,041,408	15,663	598,327	69,103	2,639,735
Universal Forest Products, Inc.	2,500	66,525			2,500	66,525
Willis Lease Finance Corp.*	45,921	485,844	21,670	229,269	67,591	715,113

		8,779,060		13,725,770		22,504,830

Commercial & Professional Supplies 2.9%
ABM Industries, Inc.			7,275	119,310	7,275	119,310
Administaff, Inc.	32,440	685,457	45,800	967,754	78,240	1,653,211
CDI Corp.	10,171	98,862	1,554	15,105	11,725	113,967
Comfort Systems USA, Inc.	105,238	1,091,318	59,364	615,605	164,602	1,706,923
Deluxe Corp.	166,779	1,606,082	110,084	1,060,109	276,863	2,666,191
Ecology & Environment, Inc., Class A	15,800	198,764	4,252	53,490	20,052	252,254
G & K Services, Inc., Class A			2,509	47,445	2,509	47,445
GeoEye, Inc.*	59,355	1,172,261	240	4,740	59,595	1,177,001
GP Strategies Corp.*	22,050	78,498	35,012	124,643	57,062	203,141

6

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Heidrick & Struggles International, Inc.	51,512	913,823	10,823	192,000	62,335	1,105,823
Industrial Services of America, Inc.	10,256	47,075	7,500	34,425	17,756	81,500
Intersections, Inc.*	18,379	97,960	6,380	34,005	24,759	131,965
Kelly Services, Inc., Class A	142,600	1,147,930	79,330	638,607	221,930	1,786,537
LECG Corp.*			2,836	7,203	2,836	7,203
Mine Safety Appliances Co.	30,841	617,437			30,841	617,437
National Technical Systems, Inc.	10,376	30,713	16,403	48,553	26,779	79,266
Sykes Enterprises, Inc.*	60,998	1,014,397	83,840	1,394,259	144,838	2,408,656
United Stationers, Inc.*	60,516	1,699,289	50,716	1,424,105	111,232	3,123,394
Volt Information Sciences, Inc.*	18,363	122,114	29,941	199,108	48,304	321,222
VSE Corp.	9,975	266,333	6,631	177,048	16,606	443,381

		10,888,313		7,157,514		18,045,827

Consumer Durables & Apparel 0.2%
CSS Industries, Inc.	3,456	58,752	6,381	108,477	9,837	167,229
Flexsteel Industries, Inc.	7,001	36,125			7,001	36,125
Iconix Brand Group, Inc.*	590	5,222			590	5,222
Liz Claiborne, Inc.	3,592	8,872	79,176	195,565	82,768	204,437
M.D.C. Holdings, Inc.	12,102	376,856			12,102	376,856
Rocky Brands, Inc.*	1,128	3,948			1,128	3,948
Steven Madden Ltd.*			1,875	35,212	1,875	35,212
Tupperware Brands Corp.			3,500	59,465	3,500	59,465

		489,775		398,719		888,494

Consumer Services 4.0%
Ark Restaurants Corp.	14,652	135,677	6,840	63,338	21,492	199,015
Bally Technologies, Inc.*			29,960	551,863	29,960	551,863
Bob Evans Farms, Inc.	152,716	3,423,893	79,762	1,788,264	232,478	5,212,157
CEC Entertainment, Inc.*	54,857	1,419,699	44,100	1,141,308	98,957	2,561,007
Coinstar, Inc.	111,397	3,649,366	24,707	809,401	136,104	4,458,767
Cracker Barrel Old Country Store, Inc.	95,354	2,730,938	64,094	1,835,652	159,448	4,566,590
Domino’s Pizza, Inc.*			11,820	77,421	11,820	77,421
Frisch’s Restaurants, Inc.	14,820	300,105	4,580	92,745	19,400	392,850
International Speedway Corp., Class A	17,650	389,359			17,650	389,359
ITT Educational Services, Inc.*			9,500	1,153,490	9,500	1,153,490
Jack in the Box, Inc.*	39,670	923,914	4,340	101,079	44,010	1,024,993
LIFE TIME FITNESS, Inc.*	4,960	62,298	50,545	634,845	55,505	697,143
Red Lion Hotels Corp.*			9,400	27,542	9,400	27,542
Red Robin Gourmet Burgers, Inc.*			10,220	180,179	10,220	180,179
Regis Corp.	55,980	808,911	48,550	701,547	104,530	1,510,458
Sonic Corp.*	2,880	28,858	70,878	710,198	73,758	739,056
Speedway Motorsports, Inc.	57,201	676,116	37,440	442,541	94,641	1,118,657

		14,549,134		10,311,413		24,860,547

Diversified Financials 0.5%
California First National Bancorp	35,441	265,808	8,630	64,725	44,071	330,533
Cash America International, Inc.	8,590	134,519	49,170	770,002	57,760	904,521
EZCORP, Inc., Class A*	23,630	273,399	81,199	939,473	104,829	1,212,872

7

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Interactive Brokers Group, Inc., Class A*			3,125	50,406	3,125	50,406
QC Holdings, Inc.			9,812	57,989	9,812	57,989
Raymond James Financial, Inc.			26,700	525,990	26,700	525,990

		673,726		2,408,585		3,082,311

Energy 2.2%
Atlas America, Inc.	9,236	80,815	47,450	415,188	56,686	496,003
Hornbeck Offshore Services, Inc.*			530	8,077	530	8,077
Massey Energy Co.			106,002	1,072,740	106,002	1,072,740
Mitcham Industries, Inc.*	27,006	102,893	22,556	85,938	49,562	188,831
SEACOR Holdings, Inc.*			42,950	2,504,414	42,950	2,504,414
Southern Union Co.			221,600	3,372,752	221,600	3,372,752
Swift Energy Co.*	83,600	610,280	71,200	519,760	154,800	1,130,040
Tesoro Corp.			7,615	102,574	7,615	102,574
Tidewater, Inc.			130,158	4,832,767	130,158	4,832,767

		793,988		12,914,210		13,708,198

Food & Staples Retailing 1.3%
Nash Finch Co.	49,112	1,379,556	33,263	934,357	82,375	2,313,913
Susser Holdings Corp.*	16,268	218,642	4,670	62,765	20,938	281,407
The Andersons, Inc.			7,036	99,489	7,036	99,489
The Pantry, Inc.*	22,970	404,502	52,600	926,286	75,570	1,330,788
Weis Markets, Inc.	23,619	733,134	15,545	482,517	39,164	1,215,651
Winn-Dixie Stores, Inc.*	162,429	1,552,821	109,080	1,042,805	271,509	2,595,626

		4,288,655		3,548,219		7,836,874

Food, Beverage & Tobacco 4.1%
B&G Foods, Inc., Class A	12,260	63,752	10,490	54,548	22,750	118,300
Cal-Maine Foods, Inc.	64,375	1,441,356	36,900	826,191	101,275	2,267,547
Constellation Brands, Inc., Class A*			527,776	6,280,534	527,776	6,280,534
Corn Products International, Inc.			165,177	3,501,752	165,177	3,501,752
Dean Foods Co.*			107,991	1,952,477	107,991	1,952,477
Flowers Foods, Inc.	202,331	4,750,732	157,768	3,704,393	360,099	8,455,125
HQ Sustainable Maritime Industries, Inc.*	12,993	99,396	10,880	83,232	23,873	182,628
J & J Snack Foods Corp.			6,059	209,581	6,059	209,581
John B. Sanfilippo & Son, Inc.*	25,070	133,874			25,070	133,874
Lance, Inc.	17,345	361,123			17,345	361,123
Omega Protein Corp.*	59,008	155,781	41,440	109,402	100,448	265,183
Overhill Farms, Inc.*	43,090	164,604	31,380	119,872	74,470	284,476
Seneca Foods Corp., Class B*	6,692	144,447			6,692	144,447
Tasty Baking Co.	33,007	139,290	22,514	95,009	55,521	234,299
The Boston Beer Co., Inc., Class A*	21,692	452,495	10,721	223,640	32,413	676,135
Tyson Foods, Inc., Class A			18,483	173,555	18,483	173,555

		7,906,850		17,334,186		25,241,036

Health Care Equipment & Services 7.9%
Allied Healthcare Products, Inc.*	29,000	96,280	11,835	39,292	40,835	135,572
Amedisys, Inc.*	41,189	1,132,286	17,762	488,278	58,951	1,620,564
American Dental Partners, Inc.*	8,230	54,483	11,878	78,632	20,108	133,115
American Medical Systems Holdings, Inc.*	40,760	454,474	6,453	71,951	47,213	526,425

8

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
AMERIGROUP Corp.*	52,468	1,444,969	48,995	1,349,322	101,463	2,794,291
Anika Therapeutics, Inc.*	18,357	83,891	10,781	49,269	29,138	133,160
Atrion Corp.	579	51,091			579	51,091
Capital Senior Living Corp.*			10,257	25,027	10,257	25,027
Cardiac Science Corp.*	109,630	329,986	59,815	180,043	169,445	510,029
CONMED Corp.*	43,890	632,455	73,087	1,053,184	116,977	1,685,639
Coventry Health Care, Inc.*			157,770	2,041,544	157,770	2,041,544
Daxor Corp.	1,250	19,250	608	9,363	1,858	28,613
Dynacq Healthcare, Inc.*	19,644	68,558	2,270	7,922	21,914	76,480
ev3, Inc.*	10,879	77,241	60,425	429,018	71,304	506,259
Gen-Probe, Inc.*			4,660	212,403	4,660	212,403
Healthways, Inc.*	36,512	320,210	72,780	638,281	109,292	958,491
Hologic, Inc.*			237,954	3,114,818	237,954	3,114,818
Integra LifeSciences Holdings*	25,000	618,250			25,000	618,250
Invacare Corp.	123,662	1,982,302	73,331	1,175,496	196,993	3,157,798
Inverness Medical Innovations, Inc.*			196,125	5,222,809	196,125	5,222,809
Kewaunee Scientific Corp.	13,581	125,624	5,900	54,575	19,481	180,199
Kindred Healthcare, Inc.*	55,803	834,255	81,167	1,213,447	136,970	2,047,702
Kinetic Concepts, Inc.*			66,593	1,406,444	66,593	1,406,444
Lincare Holdings, Inc.*			7,370	160,666	7,370	160,666
MedCath Corp.*	53,200	386,764	33,516	243,661	86,716	630,425
Molina Healthcare, Inc.*	5,130	97,573	12,600	239,652	17,730	337,225
Omnicare, Inc.			69,730	1,707,688	69,730	1,707,688
Orthofix International N.V.*	69,572	1,288,473	46,310	857,661	115,882	2,146,134
SonoSite, Inc.*	69,400	1,240,872	16,397	293,179	85,797	1,534,051
Span-America Medical Systems, Inc.	11,100	96,514	7,600	66,082	18,700	162,596
SurModics, Inc.*	48,762	889,906	27,853	508,317	76,615	1,398,223
Symmetry Medical, Inc.*	135,990	858,097			135,990	858,097
Teleflex, Inc.			128,880	5,037,919	128,880	5,037,919
The Cooper Cos., Inc.			100,314	2,652,302	100,314	2,652,302
Universal American Financial Corp.*	131,716	1,115,634	108,460	918,656	240,176	2,034,290
Wright Medical Group, Inc.*	11,173	145,584	46,975	612,084	58,148	757,668
Zoll Medical Corp.*	100,088	1,437,264	60,998	875,931	161,086	2,313,195

		15,882,286		33,034,916		48,917,202

Household & Personal Products 2.2%
American Oriental Bioengineering, Inc.*	200,491	773,895	142,328	549,386	342,819	1,323,281
China Sky One Medical, Inc.*	5,090	58,535	2,698	31,027	7,788	89,562
Church & Dwight Co., Inc.			129,500	6,763,785	129,500	6,763,785
Elizabeth Arden, Inc.*	98,409	573,725	66,407	387,153	164,816	960,878
Inter Parfums, Inc.	60,008	349,847	33,740	196,704	93,748	546,551
Medifast, Inc.*	32,285	133,983	15,330	63,620	47,615	197,603
Natural Alternative International, Inc.*	34,822	215,548	16,941	104,865	51,763	320,413
NBTY, Inc.*	49,500	696,960			49,500	696,960
Nu Skin Enterprises, Inc., Class A	74,860	785,281	21,733	227,979	96,593	1,013,260
Nutraceutical International Corp.*	24,743	165,778	15,190	101,773	39,933	267,551
Oil-Dri Corp. of America			1,383	20,399	1,383	20,399
Prestige Brands Holdings, Inc.*	108,613	562,615	75,323	390,173	183,936	952,788
Revlon, Inc., Class A*	46,849	116,186	79,162	196,322	126,011	312,508
Schiff Nutrition International, Inc.*	57,190	257,355	20,320	91,440	77,510	348,795

		4,689,708		9,124,626		13,814,334

9

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Insurance 3.9%
Allied World Assurance Co. Holdings Ltd.			63,460	2,413,384	63,460	2,413,384
American Financial Group, Inc.			216,693	3,477,923	216,693	3,477,923
American Physicians Service Group, Inc.	24,102	462,035	13,885	266,175	37,987	728,210
American Safety Insurance Holdings Ltd.*	19,716	226,931			19,716	226,931
Argo Group International Holdings Ltd.*	101,194	3,048,975	62,423	1,880,805	163,617	4,929,780
Aspen Insurance Holdings Ltd.	217,775	4,891,227	163,170	3,664,798	380,945	8,556,025
Endurance Specialty Holdings Ltd.			31,500	785,610	31,500	785,610
Mercer Insurance Group, Inc.	2,560	36,583			2,560	36,583
National Western Life Insurance Co., Class A	12,442	1,405,946	200	22,600	12,642	1,428,546
PMA Capital Corp., Class A*	51,148	213,287	8,789	36,650	59,937	249,937
Presidential Life Corp.	40,346	314,295			40,346	314,295
RenaissanceRe Holdings Ltd.			1,568	77,522	1,568	77,522
Seabright Insurance Holdings*	17,588	183,971			17,588	183,971
Unico American Corp.*	29,995	233,061	11,830	91,919	41,825	324,980
Universal Insurance Holdings, Inc.	78,584	295,476	48,416	182,044	127,000	477,520
Wesco Financial Corp.			338	93,288	338	93,288

		11,311,787		12,992,718		24,304,505

Materials 2.5%
A. Schulman, Inc.	97,722	1,324,133	4,661	63,157	102,383	1,387,290
Arch Chemicals, Inc.	2,377	45,068			2,377	45,068
Continental Materials Corp.*	5,249	73,486			5,249	73,486
Friedman Industries, Inc.	23,084	114,266	15,410	76,279	38,494	190,545
Glatfelter			23,400	146,016	23,400	146,016
Innospec, Inc.	60,986	229,917	25,177	94,917	86,163	324,834
International Flavors & Fragrances, Inc.			14,010	426,745	14,010	426,745
NewMarket Corp.	2,700	119,610	16,110	713,673	18,810	833,283
Olin Corp.	3,530	50,373	90,162	1,286,612	93,692	1,336,985
Rock-Tenn Co., Class A	25,779	697,322	75,606	2,045,142	101,385	2,742,464
RPM International, Inc.			225,390	2,869,215	225,390	2,869,215
Schweitzer-Mauduit International, Inc.	61,920	1,143,043	35,298	651,601	97,218	1,794,644
The Scotts Miracle-Gro Co., Class A	4	139	95,458	3,312,393	95,462	3,312,532
Wausau Paper Corp.			25,666	135,003	25,666	135,003

		3,797,357		11,820,753		15,618,110

Media 0.2%
Live Nation, Inc.*	204,669	546,466	154,936	413,679	359,605	960,145
Mediacom Communications Corp., Class A*			13,551	54,611	13,551	54,611

		546,466		468,290		1,014,756

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Albany Molecular Research, Inc.*	31,600	297,988	9,565	90,198	41,165	388,186
Alexion Pharmaceuticals, Inc.*			88,648	3,338,484	88,648	3,338,484

10

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Alkermes, Inc.*	316,529	3,839,497	211,450	2,564,889	527,979	6,404,386
Bio-Rad Laboratories, Inc., Class A*			2,476	163,168	2,476	163,168
Cambrex Corp.*	1,374	3,133			1,374	3,133
Caraco Pharmaceutical Laboratories Ltd.*	28,950	101,904	24,580	86,522	53,530	188,426
Celera Corp.*	230,190	1,756,350	25,030	190,979	255,220	1,947,329
Cypress Bioscience, Inc.*	8,140	57,875			8,140	57,875
Endo Pharmaceutical Holdings, Inc.*			268,230	4,742,306	268,230	4,742,306
Harvard Bioscience, Inc.*	72,019	214,617	60,908	181,506	132,927	396,123
Kendle International, Inc.*			2,940	61,622	2,940	61,622
King Pharmaceuticals, Inc.*			546,100	3,860,927	546,100	3,860,927
Life Technologies Corp.*			228,715	7,428,663	228,715	7,428,663
Martek Biosciences Corp.*	119,508	2,181,021	76,075	1,388,369	195,583	3,569,390
Medicis Pharmaceutical Corp., Class A	187,998	2,325,535	8,060	99,702	196,058	2,425,237
Mylan, Inc.*			249,154	3,341,155	249,154	3,341,155
Nabi Biopharmaceuticals*	26,774	99,064			26,774	99,064
Neurocrine Biosciences, Inc.*	97,727	346,931	89,746	318,598	187,473	665,529
Noven Pharmaceuticals, Inc.*	7,040	66,739	21,430	203,156	28,470	269,895
OSI Pharmaceuticals, Inc.*	66,600	2,548,116	11,948	457,131	78,548	3,005,247
Pain Therapeutics, Inc.*	119,100	500,220	40,167	168,701	159,267	668,921
Par Pharmaceutical Cos., Inc.*	105,390	998,043	54,540	516,494	159,930	1,514,537
PAREXEL International Corp.*	33,120	322,258	114,526	1,114,338	147,646	1,436,596
PDL BioPharma, Inc.	242,916	1,719,845	156,034	1,104,721	398,950	2,824,566
PerkinElmer, Inc.			288,214	3,680,493	288,214	3,680,493
Repligen Corp.*	102,955	493,154	68,591	328,551	171,546	821,705
Salix Pharmaceuticals Ltd.*	14,870	141,265			14,870	141,265
Varian, Inc.*	40,149	953,137	35,430	841,108	75,579	1,794,245
Warner Chilcott Ltd., Class A*			180,043	1,894,052	180,043	1,894,052
Watson Pharmaceuticals, Inc.*			98,274	3,057,304	98,274	3,057,304

		18,966,692		41,223,137		60,189,829

Real Estate 1.6%
CBL & Associates Properties, Inc.	35,873	84,660			35,873	84,660
Cedar Shopping Centers, Inc.	98,988	172,239	63,966	111,301	162,954	283,540
DiamondRock Hospitality Co.			8,110	32,521	8,110	32,521
Entertainment Properties Trust	49,042	772,902	60,500	953,480	109,542	1,726,382
First Potomac Realty Trust	15,489	113,844	28,440	209,034	43,929	322,878
Hospitality Properties Trust			164,140	1,969,680	164,140	1,969,680
HRPT Properties Trust	649,943	2,073,318	489,174	1,560,465	1,139,117	3,633,783
Medical Properties Trust, Inc.	52,592	191,961	21,200	77,380	73,792	269,341
Mission West Properties, Inc.	60,831	389,319	47,049	301,113	107,880	690,432
One Liberty Properties, Inc.	28,848	101,545	26,650	93,808	55,498	195,353
Ramco-Gershenson Properties Trust	54,300	350,235	36,600	236,070	90,900	586,305
Transcontinental Realty Investors, Inc.*			1,273	14,016	1,273	14,016

		4,250,023		5,558,868		9,808,891

Retailing 10.0%
99 Cents Only Stores*			55,930	516,793	55,930	516,793
Aeropostale, Inc.*	153,650	4,080,944	145,100	3,853,856	298,750	7,934,800

11

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
AMCON Distributing Co.	2,400	61,212			2,400	61,212
AutoNation, Inc.*	258,800	3,592,144			258,800	3,592,144
Barnes & Noble, Inc.	96,630	2,065,949	80,080	1,712,110	176,710	3,778,059
Big Lots, Inc.*			208,846	4,339,820	208,846	4,339,820
Books-A-Million, Inc.	86	396	22,713	104,480	22,799	104,876
Collective Brands, Inc.*			15,478	150,756	15,478	150,756
Conn’s, Inc.*	32,200	452,088			32,200	452,088
Dollar Tree, Inc.*			183,145	8,159,110	183,145	8,159,110
Expedia, Inc.*			253,105	2,298,193	253,105	2,298,193
Family Dollar Stores, Inc.			15,642	521,973	15,642	521,973
Fred’s, Inc., Class A	82,370	929,134			82,370	929,134
Genesco, Inc.*	4,800	90,384			4,800	90,384
Haverty Furniture Cos., Inc.	16,299	171,628	44,031	463,646	60,330	635,274
Jo-Ann Stores, Inc.*	96,779	1,581,369	65,809	1,075,319	162,588	2,656,688
Jos. A. Bank Clothiers, Inc.*	57,982	1,612,479	43,572	1,211,737	101,554	2,824,216
Kirkland’s, Inc.*	55,200	269,376			55,200	269,376
Monro Muffler Brake, Inc.	23,423	640,151	2,781	76,005	26,204	716,156
Netflix, Inc.*	115,000	4,935,800	95,068	4,080,319	210,068	9,016,119
RadioShack Corp.			317,000	2,716,690	317,000	2,716,690
Rent-A-Center, Inc.*	25,276	489,596			25,276	489,596
REX Stores Corp.*	43,669	468,132	24,448	262,083	68,117	730,215
Stage Stores, Inc.	12,613	127,139	16,278	164,082	28,891	291,221
Systemax, Inc.*	43,916	567,395	25,435	328,620	69,351	896,015
The Children’s Place Retail Stores, Inc.*	96,900	2,121,141	65,530	1,434,452	162,430	3,555,593
The Dress Barn, Inc.*			21,970	270,011	21,970	270,011
The Finish Line, Inc., Class A	22,910	151,664	44,142	292,220	67,052	443,884
The Pep Boys — Manny, Moe & Jack	160,796	709,110	115,870	510,987	276,666	1,220,097
Tractor Supply Co.*	45,600	1,644,336	8,945	322,557	54,545	1,966,893
West Marine, Inc.*			25,020	133,857	25,020	133,857

		26,761,567		34,999,676		61,761,243

Semiconductors & Semiconductor Equipment 3.4%
Actel Corp.*	107,282	1,085,694	67,495	683,050	174,777	1,768,744
CEVA, Inc.*	72,811	530,064	33,440	243,443	106,251	773,507
Cirrus Logic, Inc.*	159,564	599,961	177,932	669,024	337,496	1,268,985
FEI Co.*	131,912	2,035,402	90,663	1,398,930	222,575	3,434,332
Integrated Device Technology, Inc.*	10,600	48,230	517,000	2,352,350	527,600	2,400,580
IXYS Corp.	3,440	27,726	2,814	22,681	6,254	50,407
LSI Corp.*			14,156	43,034	14,156	43,034
Skyworks Solutions, Inc.*	645,887	5,205,849	454,433	3,662,730	1,100,320	8,868,579
Standard Microsystems Corp.*	70,529	1,311,840	47,441	882,403	117,970	2,194,243
TriQuint Semiconductor, Inc.*	32,715	80,806	166,634	411,586	199,349	492,392

		10,925,572		10,369,231		21,294,803

Software & Services 19.0%
AsiaInfo Holdings, Inc.*			3,138	52,875	3,138	52,875
CACI International, Inc., Class A*			22,602	824,747	22,602	824,747
CIBER, Inc.*	272,306	743,395	163,269	445,724	435,575	1,189,119
Computer Task Group, Inc.*	68,846	237,519	29,411	101,468	98,257	338,987
Compuware Corp.*			348,942	2,299,528	348,942	2,299,528

12

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Convergys Corp.*			326,157	2,635,349	326,157	2,635,349
CSG Systems International, Inc.*	99,977	1,427,672	78,900	1,126,692	178,877	2,554,364
CSP, Inc.*	19,112	54,469			19,112	54,469
Dynamics Research Corp.*			18,374	133,028	18,374	133,028
EarthLink, Inc.*	484,492	3,183,113	302,752	1,989,081	787,244	5,172,194
Edgewater Technology, Inc.*	24,668	69,070	23,273	65,164	47,941	134,234
Fair Isaac Corp.	18,590	261,561	38,075	535,715	56,665	797,276
GSI Commerce, Inc.*	91,100	1,193,410	54,600	715,260	145,700	1,908,670
Hewitt Associates, Inc., Class A*			224,574	6,683,322	224,574	6,683,322
IAC/InterActiveCorp.*	178,379	2,716,712	186,487	2,840,197	364,866	5,556,909
INX, Inc.*	13,001	31,202			13,001	31,202
JDA Software Group, Inc.*	136,075	1,571,666	75,752	874,936	211,827	2,446,602
Keynote Systems, Inc.*			29,014	230,081	29,014	230,081
Lawson Software, Inc.*	543,563	2,310,143	378,901	1,610,329	922,464	3,920,472
Manhattan Associates, Inc.*	810	14,029			810	14,029
MAXIMUS, Inc.	79,096	3,152,767	54,634	2,177,711	133,730	5,330,478
Mentor Graphics Corp.*	400,600	1,778,664	195,063	866,080	595,663	2,644,744
Metavante Technologies, Inc.*			7,910	157,884	7,910	157,884
Ness Technologies, Inc.*	160,026	472,077	98,791	291,433	258,817	763,510
NetScout Systems, Inc.*	82,784	592,733	70,816	507,043	153,600	1,099,776
Novell, Inc.*			953,564	4,062,183	953,564	4,062,183
OPNET Technologies, Inc.*	976	8,462			976	8,462
Parametric Technology Corp.*	194,759	1,943,695	246,000	2,455,080	440,759	4,398,775
Perot Systems Corp., Class A*	424,966	5,473,562	227,578	2,931,205	652,544	8,404,767
Pervasive Software, Inc.*	19,310	75,309			19,310	75,309
Progress Software Corp.*			12,582	218,423	12,582	218,423
QAD, Inc.	48,331	122,277	39,060	98,822	87,391	221,099
Quest Software, Inc.*	88,004	1,115,891	131,900	1,672,492	219,904	2,788,383
Radiant Systems, Inc.*			58,793	259,277	58,793	259,277
S1 Corp.*			102,521	527,983	102,521	527,983
Sohu.com, Inc.*			60,340	2,492,645	60,340	2,492,645
Solera Holdings, Inc.*	208,550	5,167,869	157,857	3,911,696	366,407	9,079,565
SonicWALL, Inc.*	33,768	150,605	46,860	208,996	80,628	359,601
SPSS, Inc.*	111,700	3,175,631	51,700	1,469,831	163,400	4,645,462
Sybase, Inc.*	107,204	3,247,209	256,161	7,759,117	363,365	11,006,326
Synopsys, Inc.*			353,755	7,333,341	353,755	7,333,341
TechTeam Global, Inc.*	53,045	258,860	26,600	129,808	79,645	388,668
TIBCO Software, Inc.*	8,870	52,067	163,479	959,622	172,349	1,011,689
United Online, Inc.*	468,752	2,090,634	183,353	817,754	652,105	2,908,388
Web.com Group, Inc.*			58,391	193,858	58,391	193,858
Websense, Inc.*	193,200	2,318,400	124,851	1,498,212	318,051	3,816,612
Wind River Systems, Inc.*	290,633	1,860,051	213,034	1,363,418	503,667	3,223,469
Wright Express Corp.*	76,100	1,386,542	89,546	1,631,528	165,646	3,018,070

		48,257,266		69,158,938		117,416,204

Technology Hardware & Equipment 3.2%
Arris Group, Inc.*	26,020	191,767	72,110	531,451	98,130	723,218
Astro-Med, Inc.	25,734	139,993	15,610	84,918	41,344	224,911
Avocent Corp.*	1,830	22,216	17,617	213,870	19,447	236,086
Black Box Corp.	95,300	2,250,033	47,851	1,129,762	143,151	3,379,795
Coherent, Inc.*	109,851	1,894,930	59,892	1,033,137	169,743	2,928,067

13

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Concurrent Computer Corp.*	1,130	4,091			1,130	4,091
CPI International, Inc.*	17,524	164,726	22,200	208,680	39,724	373,406
CTS Corp.	10,441	37,692	36,364	131,274	46,805	168,966
Electro Rent Corp.	10,097	97,335			10,097	97,335
Electronics for Imaging, Inc.			9,426	92,375	9,426	92,375
EMS Technologies, Inc.*	1,120	19,555			1,120	19,555
Emulex Corp.*	391,190	1,967,686	268,530	1,350,706	659,720	3,318,392
Gerber Scientific, Inc.*			20,276	48,460	20,276	48,460
Image Sensing Systems, Inc.*	2,860	25,454	1,720	15,308	4,580	40,762
Insight Enterprises, Inc.*	246,729	754,991	124,171	379,963	370,900	1,134,954
IntriCon Corp.*	17,880	57,395	5,930	19,035	23,810	76,430
Measurement Specialties, Inc.*	64,900	265,441	38,491	157,428	103,391	422,869
Mercury Computer Systems, Inc.*	15,510	85,770	11,991	66,310	27,501	152,080
O.I. Corp.	11,700	95,004	4,685	38,042	16,385	133,046
Oplink Communications, Inc.*	3,589	27,635	10,045	77,347	13,634	104,982
OSI Systems, Inc.*	68,578	1,046,500	41,620	635,121	110,198	1,681,621
PC Mall, Inc.*	38,000	172,520	25,291	114,821	63,291	287,341
Perceptron, Inc.*	26,405	93,738	16,078	57,077	42,483	150,815
Richardson Electronics Ltd.	14,033	47,431	4,323	14,612	18,356	62,043
Schmitt Industries, Inc.*	8,703	24,107			8,703	24,107
Super Micro Computer, Inc.*	4,751	23,375	404	1,988	5,155	25,363
SYNNEX Corp.*	43,288	851,475	36,469	717,345	79,757	1,568,820
Tekelec*	68,490	906,123	33,702	445,878	102,192	1,352,001
TESSCO Technologies, Inc.*	12,892	100,042	11,080	85,981	23,972	186,023
Tollgrade Communications, Inc.*	46,880	271,904	31,971	185,432	78,851	457,336
Vicon Industries, Inc.*	24,940	132,681	9,292	49,433	34,232	182,114
Vishay Intertechnology, Inc.*			67,607	235,272	67,607	235,272

		11,771,610		8,121,026		19,892,636

Telecommunication Services 1.7%
CenturyTel, Inc.			246,468	6,930,680	246,468	6,930,680
Consolidated Communications Holdings, Inc.	12,735	130,661			12,735	130,661
D&E Communications, Inc.	39,000	209,430			39,000	209,430
Invitel Holdings A/S*	1,940	7,275			1,940	7,275
NII Holdings, Inc.*			51,614	774,210	51,614	774,210
Premiere Global Services, Inc.*	73,085	644,610	94,195	830,800	167,280	1,475,410
SureWest Communications	28,799	224,632	24,932	194,470	53,731	419,102
USA Mobility, Inc.	39,677	365,425	39,380	362,690	79,057	728,115

		1,582,033		9,092,850		10,674,883

Transportation 1.0%
Air T., Inc.	1,350	7,722			1,350	7,722
International Shipholding Corp.	14,642	288,008	8,179	160,881	22,821	448,889
Ryder System, Inc.			49,285	1,395,258	49,285	1,395,258
Saia, Inc.*	5	60	14,773	176,537	14,778	176,597
SkyWest, Inc.	53,694	667,953	97,331	1,210,798	151,025	1,878,751
TBS International Ltd., Class A*	45,300	332,955	25,645	188,491	70,945	521,446
USA Truck, Inc.*	3,210	41,505			3,210	41,505
UTI Worldwide, Inc.	18,050	215,698	119,020	1,422,289	137,070	1,637,987

		1,553,901		4,554,254		6,108,155

14

					Pro Forma Combined
	Small Cap Fund		Discovery Fund		Discovery Fund (Surviving Fund)
	Number	Market	Number of	Market	Number of	Market
	of Shares	Value ($)	Shares	Value ($)	Shares	Value ($)
Utilities 6.7%
AGL Resources, Inc.			13,190	349,931	13,190	349,931
Alliant Energy Corp.			273,302	6,747,826	273,302	6,747,826
Artesian Resources Corp., Class A	17,204	241,200	11,103	155,664	28,307	396,864
CMS Energy Corp.			537,689	6,366,238	537,689	6,366,238
Delta Natural Gas Co., Inc.	7,246	155,137	7,105	152,118	14,351	307,255
El Paso Electric Co.*	194,846	2,745,380	67,820	955,584	262,666	3,700,964
Energy West, Inc.	5,329	43,591			5,329	43,591
IDACORP, Inc.	29,327	685,079	3,140	73,350	32,467	758,429
New Jersey Resources Corp.			78,652	2,672,595	78,652	2,672,595
Northeast Utilities			68,858	1,486,644	68,858	1,486,644
NorthWestern Corp.	168,224	3,613,452	109,205	2,345,724	277,429	5,959,176
NV Energy, Inc.			491,430	4,614,528	491,430	4,614,528
OGE Energy Corp.			20,627	491,335	20,627	491,335
Pennichuck Corp.	2,440	49,898			2,440	49,898
Pepco Holdings, Inc.			101,152	1,262,377	101,152	1,262,377
PNM Resources, Inc.	7,250	59,885			7,250	59,885
Portland General Electric Co.	22,221	390,867	10,529	185,205	32,750	576,072
RGC Resources, Inc.	3,210	77,249	412	9,915	3,622	87,164
Southwest Gas Corp.	18,150	382,420	1,890	39,822	20,040	422,242
UIL Holdings Corp.	6,234	139,143	2,060	45,979	8,294	185,122
Unisource Energy Corp.	110,323	3,110,005	49,190	1,386,666	159,513	4,496,671
WGL Holdings, Inc.			12,753	418,298	12,753	418,298

		11,693,306		29,759,799		41,453,105
Total Common Stock (Cost $803,906,771)

Other Investment Company 2.0%
State Street Institutional Liquid
Reserves Fund-Institutional Class	5,198,135	5,198,135	7,395,243	7,395,243	12,593,378	12,593,378

Total Other Investment Company (Cost $12,593,378)
At 03/31/09, the tax basis cost of the fund’s investments was $818,005,088 and the unrealized appreciation and depreciation were $22,805,129 and ($219,093,316), respectively, with a net unrealized depreciation of ($196,288,187).

* Non-income producing security.

15

Pro Forma Statement of Assets and Liabilities (Unaudited)
Small Cap Fund, Discovery Fund and Pro Forma Combined Discovery Fund (Surviving Fund)
March 31, 2009

					Pro Forma Combined
	Small Cap		Pro Forma		Discovery Fund
	Fund	Discovery Fund	Adjustments		(Surviving Fund)

Assets

Investments, at value (cost $816,500,149)	$243,603,379	$378,113,522			$621,716,901
Cash	49,596	49,225			98,821
Receivables:
Investments sold	1,076,181	953,556			2,029,737
Fund shares sold	317,878	1,847,716			2,165,594
Dividends	319,451	373,006			692,457
Interest	1,068	1,577			2,645
Prepaid expenses	12,878	10,806			23,684

Total assets	$245,380,431	$381,349,408			$626,729,839

Liabilities
Payables:
Investments bought	2,571,242	2,945,331			5,516,573
Investment adviser fees	20,183	30,950			51,133
Fund shares redeemed	151,999	642,280			794,279
Trustee’s retirement plan	98,864	14,155			113,019
Distribution and shareholder services fees	141,848	42,353			184,201
Accrued expenses	137,245	125,402			262,647

Total liabilities	$3,121,381	$3,800,471			$6,921,852

Net Assets
Total assets	245,380,431	381,349,408			626,729,839
Total liabilities	3,121,381	3,800,471			6,921,852

Net assets	$242,259,050	$377,548,937	(82,500)	†	$619,725,487

Net Assets by Source
Capital received from investors	445,005,117	644,924,225			1,089,929,342
Distribution in excess of net investment income/Net investment income not yet distributed	(98,864)	1,052,127	(82,500)	†	870,763
Net realized capital losses	(121,089,315)	(155,202,055)			(276,291,370)
Net unrealized capital losses	(81,557,888)	(113,225,360)			(194,783,248)

Net Asset Value (NAV) by Shares Class

Investor Shares:
Net Assets	$77,226,801	$81,980,662
Shares Outstanding	17,858,068	8,814,915
Net Asset Value	$4.32	$9.30

Select Shares:
Net Assets	$156,272,017	$295,568,275	$167,885,195	*	$619,725,487
Shares Outstanding	34,730,188	31,310,355	34,347,598	**	65,657,953
Net Asset Value	$4.50	$9.44			$9.44

Adviser Shares:
Net Assets	$8,760,232
Shares Outstanding	1,995,401
Net Asset Value	$4.39

16

†	Represents expenses related to the preparation and assembly of the Prospectus/Proxy Statement and all mailing and other expenses, including solicitation costs, associated with the Reorganization. These expenses will be borne by the shareholders of the Small Cap Fund.

*	Adjustment includes the total value of Investor Shares ($81,980,662) in the Discovery Fund that will be combined into Select Shares prior to the Reorganization as if the combination of the share classes into a single class of shares occurred on March 31, 2009, and the value of the Investor Shares ($77,226,801) and Adviser Shares ($8,760,232) of the Small Cap Fund as if the Reorganization occurred on March 31, 2009.

**	Represents 25,663,163 shares issued to shareholders of Investor, Select and Adviser Shares of the Small Cap Fund, and 8,684,435 shares issued to shareholders of Investor Shares of the Discovery Fund.

17

Pro Forma Statement of Operations (Unaudited)
Small Cap Fund, Discovery Fund and Pro Forma Combined Discovery Fund (Surviving Fund)
For April 1, 2008 through March 31, 2009

					Pro Forma
					Combined
					Discovery Fund
	Small Cap	Discovery	Pro Forma		(Surviving
	Fund	Fund	Adjustments*		Fund)

Investment Income
Dividends (net of foreign withholding tax of $165)	$6,254,564	$8,451,853			$14,706,417
Interest	62,589	76,082			138,671
Securities on loan	562,013	510,200			1,072,213

Total investment income	6,879,166	9,038,135			15,917,301

Net Realized Gains and Losses

Net realized losses on investments	(86,082,931)	(143,102,701)			(229,185,632)
Net Unrealized Gains and Losses

Net unrealized losses on investments	(134,259,839)	(148,676,585)			(282,936,424)

Expenses
Investment adviser fees	3,977,818	5,346,648			9,324,466
Distribution and shareholder service fees	410,830	334,602			745,432
Sub-Accounting fees	164,696	201,838			366,534
Transfer agent fees	91,242	145,362			236,604
Reorganization costs	—	—	82,500	[a]	82,500
Shareholder reports	65,679	99,422			165,101
Custodian fees	47,287	78,303			125,590
Accounting and administration fees	56,474	64,491	(2,700	) [b]	118,265
Professional fees	55,558	60,601	(40,000	) [c]	76,159
Registration fees	35,229	30,345			65,574
Interest expense	19,609	9,209			28,818
Trustees’ fees	750	—			750
Other expenses	87,801	73,027			160,828
Total expenses	5,012,973	6,443,848	39,800		11,496,621

Expense reduction by adviser and Schwab	(49,300)		(39,800)[d]		(89,100)

Custody credits	(3,816)	(1,159)			(4,975)

Net expenses	$4,959,857	$6,442,689			$11,402,546

Increase (Decrease) in Net Assets from Operations

Total investment income	6,879,166	9,038,135			15,917,301
Net expenses	(4,959,857)	(6,442,689)			11,402,546
Net investment income	1,919,309	2,595,446			4,514,755
Net realized losses	(86,082,931)	(143,102,701)			(229,185,632)
Net unrealized losses	(134,259,839)	(148,676,585)			(282,936,424)

Decrease in net assets from operations	($218,423,461)	($289,183,840)			($507,607,301)

*	See “Notes to the Unaudited Pro Forma Combined Financial Statements” on the following page for a description of these adjustments.

18

Notes to the Unaudited Pro Forma Combined Financial Statements
March 31, 2009
1. BASIS OF COMBINATION
     The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of March 31, 2009, and the related Pro Forma Combined Statement of Operations for the annual period ended March 31, 2009, reflect the accounts of the Laudus Rosenberg U.S. Small Capitalization Fund (the “Small Cap Fund” or the “Acquired Fund”) and the Laudus Rosenberg U.S. Discovery Fund (the “Discovery Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), each a series of Laudus Trust (the “Trust”). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on March 31, 2009.
     The Pro Forma Statements give effect to the proposed transfer of all the assets and liabilities of the Acquired Fund in exchange for shares of the Surviving Fund (the “Reorganization”). In conjunction with the Reorganization, the Surviving Fund will be the accounting survivor. Prior to the Reorganization, the Surviving Fund’s two share classes will be combined into a single class of shares of the Surviving Fund and the shareholders of the Acquired Fund will receive shares of the sole remaining share class of the Surviving Fund in connection with the Reorganization. The pro forma financial information of the Surviving Fund has been restated to reflect the capitalization of the Surviving Fund as if the combination of the Surviving Fund’s two share classes into a single class of shares occurred on March 31, 2009.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their respective Annual Reports.
2. SIGNIFICANT ACCOUNTING POLICIES
General—The accounting policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation—The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:
•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the Funds calculate net asset value: valued at fair value, as determined in good faith by the Funds’ investment adviser using guidelines adopted by the Funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of foreign exchange and the time at which Funds’ shares are priced. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

19

•	Short-term debt securities (60 days or less to maturity): valued at amortized cost, when it approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those Funds in accordance with the 1940 Act for a given day.
3. CAPITAL SHARES
     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued at March 31, 2009, in connection with the proposed reorganization. Assuming a merger date of March 31, 2009, shareholders of the Acquired Fund would have received 0.4767 shares of the Surviving Fund in exchange for 1 Select Share of the Acquired Fund, 0.4576 shares of the Surviving Fund in exchange for 1 Investor Share of the Acquired Fund and 0.4650 shares of the Surviving Fund in exchange for 1 Adviser Share of the Acquired Fund. The Pro Forma Statements assume that all shares of the Acquired Fund outstanding on March 31, 2009, were exchanged, tax free, for shares of the Surviving Fund.
4. PRO FORMA OPERATING EXPENSES
The pro forma adjustments to these pro forma financial statements are comprised of:
(a)	Expenses related to the preparation and assembly of the Prospectus/Proxy Statement and all mailing and other expenses, including solicitation costs, associated with the Reorganization. These expenses will be borne by the shareholders of the Acquired Fund.

(b)	Adjustment to eliminate certain duplicated accounting/administration fees;

(c)	Adjustment to eliminate duplicated audit fees;

(d)	Adjustment to reflect the contractual expense limitation in effect for the Surviving Fund.
5. TAX MATTERS
     The Funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the Funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a Fund meets the tax requirements, it is not required to pay federal income tax. Under the terms of the Agreement and Plan of Reorganization, this Reorganization should be treated as a tax-free business combination.
6. FUND EXPENSES
     Effective August 12, 2009, the Surviving Fund’s investment adviser has contractually undertaken (the ''Expense Limitation Agreement’’) to waive its management fee and bear certain expenses for the Surviving Fund when the operating expenses reach 0.95% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Surviving Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Surviving Fund to the Surviving Fund’s investment adviser during the next two fiscal years to the extent that the repayment will not cause the Surviving Fund’s Net Expenses to exceed the current limit (as stated

20

in the Expense Limitation Agreement) during the respective year. As of March 31, 2009, the Surviving Fund did not maintain a balance of recoupable expenses.
7. NEW ACCOUNTING STANDARDS
     The Funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective April 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.
SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

	Small Cap Fund		Discovery Fund		Pro Forma Combined Discovery Fund
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Level 1	$243,603,379	—	$378,113,522	—	$621,716,901	—
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$243,603,379	—	$378,113,522	—	$621,716,901	—

*	The Funds have no Other Financial Instruments at the end of the period.
     On April 9, 2009, FASB issued FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. Management is currently evaluating the impact of the adoption of FSP 157-4 on the Funds’ financial statement disclosures.
     In March 2008, FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the Funds’ financial statement disclosures.

21

     E. MISCELLANEOUS
     Independent Registered Public Accounting Firm
     The audited financial statements of the Funds incorporated by reference into this SAI have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their report thereon, which are included in the Annual Reports.

22

PART C

OTHER INFORMATION
Item 15 Indemnification
     Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):
“ARTICLE VIII
Indemnification
     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.
     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.”

Item 16 Exhibits

(1)	Articles of Incorporation	Third Amended and Restated Agreement and Declaration of Trust of the Registrant — incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed with the SEC on October 23, 2007 (referred to herein as “PEA No. 60”);

(2)	By-Laws	Amended and Restated By-Laws of the Registrant — incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed with the SEC on December 17, 2007;

(3)	Voting Trust Agreements	Not Applicable;

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14;

(5)	Instruments Defining Rights of Security Holders	Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant;

(6)(a)(1)	Investment Advisory Contracts	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on March 12, 2004 (referred to herein as “PEA No. 46”);

(6)(a)(2)		Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(2) to PEA No. 46;

(6)(a)(3)		Management Contract between the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(3) to PEA No. 46;

(6)(a)(4)		Management Contract between the Registrant on

behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(6) to PEA No. 46;

(6)(a)(5)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Discovery Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(8) to PEA No. 46;

(6)(a)(6)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(10) to PEA No. 46;

(6)(a)(7)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed with the SEC on April 14, 2006 (referred to herein as “PEA No. 56”);

(6)(a)(8)	Management Contract between the Registrant on behalf of its Laudus Rosenberg International Discovery Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on July 28, 2006 (referred to herein as “PEA No. 57”);

(6)(a)(9)	Management Contract between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(13) to PEA No. 60;

(6)(a)(10)	Management Contract between the Registrant on behalf of its Laudus Mondrian International Fixed Income Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(14) to PEA No. 60;

(6)(a)(11)	Management Contract between the Registrant on

behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed with the SEC on July 30, 2008 (referred to herein as “PEA No. 65”);

(6)(a)(12)	Management Contract between the Registrant on behalf of its Laudus Mondrian Global Equity Fund and Charles Schwab Investment Management, Inc.— incorporated herein by reference to Exhibit (d)(13) to PEA No. 65;

(6)(a)(13)	Form of Management Contract between the Registrant on behalf of its Laudus Growth Investors U.S. Large Cap Growth Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed with the SEC on May 21, 2009 (referred to herein as “PEA No. 67”);

(6)(b)(1)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(12) to PEA No. 46;

(6)(b)(2)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(13) to PEA No. 46;

(6)(b)(3)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund (formerly, Laudus Rosenberg Value Long/Short Equity Fund), Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(14) to PEA No. 46;

(6)(b)(4)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International

Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(17) to PEA No. 46;

(6)(b)(5)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(19) to PEA No. 46;

(6)(b)(6)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(21) to PEA No. 46;

(6)(b)(7)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on December 22, 2005;

(6)(b)(8)	Subadviser Agreement among the Registrant on behalf of its Laudus Rosenberg International Discovery Fund, Charles Schwab Investment Management, Inc., and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(24) to PEA No. 57;

(6)(b)(9)	Subadviser Agreement between Charles Schwab Investment Management, Inc., and Mondrian Investment Partners Limited with regard to Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International Fixed Income Fund— incorporated herein by reference to Exhibit (d)(27) to PEA No. 60;

(6)(b)(10)	Amendment to the Subadviser Agreement between Charles Schwab Investment Management, Inc., and Mondrian

Investment Partners Limited with regard to Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund — incorporated herein by reference to Exhibit (d)(22) to PEA No. 65;

(6)(b)(11)		Subadviser Agreement between Charles Schwab Investment Management, Inc. and UBS Global Asset Management (Americas) Inc. with regard to Laudus Growth Investors U.S. Large Cap Growth Fund — incorporated herein by reference to Exhibit (d)(24) to PEA No. 67;

(7)(a)(1)	Underwriting Contracts	Distribution Agreement by and among the Registrant, Laudus Institutional Trust, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc., — incorporated herein by reference to Exhibit (e) to PEA No. 56;

(7)(a)(2)		Amendment to the Distribution Agreement — incorporated herein by reference to Exhibit (e)(2) to PEA No. 65;

(8)	Bonus or Profit Sharing Contracts	Amended and Restated Laudus Funds Retirement Plan for Trustees —incorporated herein by reference to Exhibit (f)(1) to PEA No. 65;

(9)(a)(1)	Custodian Agreements	Amended and Restated Master Custodian Agreement by and between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g) to PEA No. 56;

(9)(a)(2)		Amendment to the Amended and Restated Master Custodian Agreement — incorporated herein by reference to Exhibit (g)(2) to PEA No. 65;

(9)(a)(3)		Custody Agreement between the Registrant and Custodial Trust Company— incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A electronically filed with the SEC on July 31, 2003 (referred to herein as “PEA No. 45”);

(9)(a)(4)		Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company — incorporated herein by reference to Exhibit (g)(4) of PEA No. 45;

(9)(a)(5)		Assignment of Custody Accounts from Custodial Trust Company to JP Morgan Chase Bank —

incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed with the SEC on July 29, 2009 (referred to herein as “PEA No. 68”);

(10)(a)	Rule 12b-1 Plan	Amended and Restated Distribution and Shareholder Service Plan for Investor Shares —incorporated herein by reference to Exhibit 23(m) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed with the SEC on May 28, 1999;

(10)(b)	Multiple-Class Plan	Further Amended and Restated Rule 18f-3 Multiple Class Plan — incorporated herein by reference to Exhibit (n) to PEA No. 67;

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith;

(12)	Tax Opinion	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith;

(13)(a)(1)	Other Material Contracts	Administration Agreement by and between State Street Bank and Trust Company and the Registrant — incorporated herein by reference to Exhibit (h)(3) to PEA No. 56;

(13)(a)(2)		Amendment to the Administration Agreement — incorporated herein by reference to Exhibit (h)(5) to PEA No. 65;

(13)(b)(1)		Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) to PEA No. 56;

(13)(b)(2)		Amendment to the Master Fund Accounting and Services Agreement — incorporated herein by reference to Exhibit (h)(7) to PEA No. 65;

(13)(c)(1)		Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) to PEA No. 56;

(13)(c)(2)		Amendment to the Transfer Agency and Service Agreement — incorporated herein by reference to

Exhibit (h)(2) to PEA No. 65;

(13)(d)		Amended and Restated Expense Limitation Agreement dated August 12, 2009 between Charles Schwab Investment Management, Inc. and the Registrant is filed herewith;

(14)(1)	Other Opinions and Consents	Consent of PricewaterhouseCoopers LLP is filed herewith;

(14)(2)		Consent of Morgan, Lewis & Bockius LLP is filed herewith;

(15)	Omitted Financial Statements	Not Applicable;

(16)(1)	Powers of Attorney	Power of Attorney of Nils H. Hakansson is filed herewith;

(16)(2)		Power of Attorney of Mariann Byerwalter is filed herewith;

(16)(3)		Power of Attorney of William A. Hasler is filed herewith;

(16)(4)		Power of Attorney of George Pereira is filed herewith;

(16)(5)		Power of Attorney of Jeffrey Mortimer is filed herewith;

(17)(a)(1)	Code of Ethics	Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc., investment adviser to the Laudus Funds — incorporated herein by reference to Exhibit (p)(1) to PEA No. 67;

(17)(a)(2)		Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(2) to PEA No. 67;

(17)(a)(3)		Code of Ethics of ALPS Distributors, Inc., principal underwriter to the Laudus Funds — incorporated herein by reference to Exhibit (n)(3) to PEA No. 56;

(17)(a)(4)		Code of Ethics of Mondrian Investment Partners LLP, investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(4) to PEA No. 67;

(17)(a)(5)		Code of Ethics of UBS Global Asset Management (Americas) Inc., investment subadviser to certain of the Laudus Funds — incorporated herein by reference to Exhibit (p)(5) to PEA No. 67;

(17)(b)	Proxy Card	Form of Proxy Card is filed herewith and appears following Part A of this Registration Statement on Form N-14;

(17)(c)(1)	Additional Materials	Prospectus dated July 29, 2009, with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to Part A of PEA No. 68;

(17)(c)(2)		Supplement dated August 12, 2009 to the Prospectus dated July 29, 2009 with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to definitive materials electronically filed with the SEC on August 12, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000950123-09-033640);

(17)(c)(3)		Statement of Additional Information dated July 29, 2009 with respect to the Laudus Rosenberg U.S. Equity Funds and Laudus Rosenberg International Equity Funds is incorporated herein by reference to Part B of PEA No. 68;

(17)(c)(4)		The Reports of the Independent Registered Public Accounting Firm and audited financial statements of the Laudus Rosenberg U.S. Small Capitalization Fund and the Laudus Rosenberg U.S. Discovery Fund included in the Funds’ Annual Reports to Shareholders for the period ended March 31, 2009 — incorporated herein by reference to the Laudus Rosenberg Funds’ Annual Report on Form N-CSR filed with the SEC on June 3, 2009 (SEC Accession No. 0000950123-09-010608);

Item 17 Undertakings
          (1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
          (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 12th day of August, 2009.

LAUDUS TRUST
By:	Jeffrey Mortimer*
Jeffrey Mortimer
Chief Executive Officer, Chief Investment Officer & President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 12th day of August, 2009.

Signature	Title

Jeffrey Mortimer* Jeffrey Mortimer	Chief Executive Officer, Chief Investment Officer & President

George Pereira* George Pereira	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

Mariann Byerwalter* Mariann Byerwalter	Trustee

Nils H. Hakansson* Nils H. Hakansson	Trustee

William A. Hasler* William A. Hasler	Trustee

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant;

(12)	Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding certain tax matters;

(13)(d)	Amended and Restated Expense Limitation Agreement;

(14)(1)	Consent of PricewaterhouseCoopers LLP;

(14)(2)	Consent of Morgan, Lewis & Bockius LLP;

(16)(1)	Power of Attorney of Nils H. Hakansson;

(16)(2)	Power of Attorney of Mariann Byerwalter;

(16)(3)	Power of Attorney of William A. Hasler;

(16)(4)	Power of Attorney of George Pereira;

(16)(5)	Power of Attorney of Jeffrey Mortimer.